As filed with the U.S. Securities and Exchange Commission on August 28, 2025

File No. [   ]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

PIMCO FUNDS

(Exact Name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 400-4383

Joshua D. Ratner

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, California 92660

(Name and Address of Agent for Service)

Copies of Communications to:

Douglas P. Dick, Esq.

Adam T. Teufel, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Institutional Class Shares of PIMCO California Intermediate Municipal Bond Fund and PIMCO National Intermediate Municipal Bond Fund.

It is proposed that this filing will become effective on September 27, 2025, pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

PIMCO Funds

PIMCO California Municipal Intermediate Value Fund

PIMCO National Municipal Intermediate Value Fund

650 Newport Center Drive

Newport Beach, California 92660

(800) 927-4648

September 29, 2025

Dear Shareholder:

The Board of Trustees of PIMCO Funds (the “Board”) has approved the reorganization of (1) PIMCO California Municipal Intermediate Value Fund (an “Acquired Fund” or the “California Acquired Fund”) with and into the PIMCO California Intermediate Municipal Bond Fund (an “Acquiring Fund” or the “California Acquiring Fund”) and (2) PIMCO National Municipal Intermediate Value Fund (an “Acquired Fund” or the “National Acquired Fund” and, collectively with the California Acquired Fund, the “Acquired Funds”) with and into the PIMCO National Intermediate Municipal Bond Fund (an “Acquiring Fund” or the “National Acquiring Fund” and, collectively with the California Acquiring Fund, the “Acquiring Funds” and the Acquiring Funds, collectively with the Acquired Funds, the “Funds”). The following table sets forth each Acquired Fund and its class of shares and each corresponding Acquiring Fund and its class of shares involved in the Reorganizations:

Reorganizations	Acquired Funds		Acquiring Funds
California Reorganization	PIMCO California Municipal Intermediate Value Fund Institutional Class	with and into	PIMCO California Intermediate Municipal Bond Fund Institutional Class

National Reorganization	PIMCO National Municipal Intermediate Value Fund Institutional Class	with and into	PIMCO National Intermediate Municipal Bond Fund Institutional Class

After careful consideration and upon the recommendation of Pacific Investment Management Company LLC (“PIMCO”), the investment manager of each Fund, the Board unanimously approved the Agreements and Plans of Reorganization among PIMCO Funds (the “Trust”), on behalf of each Fund, and PIMCO to reorganize each Acquired Fund with and into the corresponding Acquiring Fund (each, a “Reorganization” and, collectively, the “Reorganizations”). The Reorganizations are expected to occur on or about November 21, 2025. Upon completion of the Reorganizations, shareholders with holdings of Acquired Fund shares will have such holdings exchanged for shares of the corresponding Acquiring Fund, and each shareholder will receive Institutional Class shares of the corresponding Acquiring Fund of equal aggregate net asset value as the shareholder’s holdings of shares of the applicable Acquired Fund.

The Reorganizations do not require shareholder approval, and you are not being asked to vote on the Reorganizations. We do, however, ask that you review the enclosed Information Statement/Prospectus, which contains information about each Acquiring Fund, outlines the differences between each Acquired Fund and the corresponding Acquiring Fund and provides details about the terms and conditions of each Reorganization.

If you have any questions about the Reorganizations or the enclosed Information Statement/Prospectus, please contact us Monday – Friday from 9:00am – 7:00pm Eastern Time at 800.927.4648. Thank you for your continued support.

Sincerely,

/s/ Joshua D. Ratner
Joshua D. Ratner
President
PIMCO Funds

The information in this Information Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Information Statement/Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion

August 28, 2025

PIMCO Funds

PIMCO California Municipal Intermediate Value Fund

PIMCO National Municipal Intermediate Value Fund

650 Newport Center Drive

Newport Beach, California 92660

(800) 927-4648

INFORMATION STATEMENT/PROSPECTUS

DATED SEPTEMBER 29, 2025

WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY

This combined Information Statement/Prospectus contains information that shareholders of the PIMCO California Municipal Intermediate Value Fund (an “Acquired Fund” or the “California Acquired Fund”) and shareholders of the PIMCO National Municipal Intermediate Value Fund (an “Acquired Fund” or the “National Acquired Fund” and, collectively with the California Acquired Fund, the “Acquired Funds”) should know about the PIMCO California Intermediate Municipal Bond Fund (an “Acquiring Fund” or the “California Acquiring Fund”) and PIMCO National Intermediate Municipal Bond Fund (and “Acquiring Fund” or the “National Acquiring Fund” and, collectively with the California Acquiring Fund, the “Acquiring Funds” and the Acquiring Funds, collectively with the Acquired Funds, the “Funds”), respectively. The following table sets forth each Acquired Fund and its class of shares and each corresponding Acquiring Fund and its class of shares involved in the Reorganizations:

Reorganizations	Acquired Funds		Acquiring Funds
California Reorganization	PIMCO California Municipal Intermediate Value Fund Institutional Class	with and into	PIMCO California Intermediate Municipal Bond Fund Institutional Class

National Reorganization	PIMCO National Municipal Intermediate Value Fund Institutional Class	with and into	PIMCO National Intermediate Municipal Bond Fund Institutional Class

The Board of Trustees of PIMCO Funds (the “Board”) has approved Agreements and Plans of Reorganization pursuant to which each Acquired Fund will be reorganized with and into the corresponding Acquiring Fund (each, a “Reorganization”

and, collectively, the “Reorganizations”). Upon completion of the Reorganizations, shareholders with holdings of Acquired Fund shares will have such holdings exchanged for shares of the corresponding Acquiring Fund, and each shareholder will receive Institutional Class shares of the corresponding Acquiring Fund of equal aggregate net asset value as the shareholder’s holdings of shares of the applicable Acquired Fund. This Information Statement/Prospectus explains what you should know about the Reorganizations. Please read it carefully and keep it for future reference.

As with other mutual funds, neither the U.S. Securities and Exchange Commission nor the U.S. Commodity Futures Trading Commission has approved or disapproved these securities, or determined if this Information Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. For more information about the Acquiring Funds or the Acquired Funds, please refer to the Funds’ prospectuses and statements of additional information, as supplemented. These documents are available without charge.

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATION

The following is a summary of certain information contained elsewhere in this Information Statement/Prospectus. Shareholders should read the entire Information Statement/Prospectus carefully.

This combined Information Statement/Prospectus contains information that shareholders of the PIMCO California Municipal Intermediate Value Fund (an “Acquired Fund” or the “California Acquired Fund”) and shareholders of the PIMCO National Municipal Intermediate Value Fund (an “Acquired Fund” or the “National Acquired Fund” and, collectively with the California Acquired Fund, the “Acquired Funds”) should know about the PIMCO California Intermediate Municipal Bond Fund (an “Acquiring Fund” or the “California Acquiring Fund”) and PIMCO National Intermediate Municipal Bond Fund (and “Acquiring Fund” or the “National Acquiring Fund” and, collectively with the California Acquiring Fund, the “Acquiring Funds” and the Acquiring Funds, collectively with the Acquired Funds, the “Funds”), respectively. The following table sets forth each Acquired Fund and its class of shares and each corresponding Acquiring Fund and its class of shares involved in the Reorganizations:

Reorganizations	Acquired Funds		Acquiring Funds
California Reorganization	PIMCO California Municipal Intermediate Value Fund Institutional Class	with and into	PIMCO California Intermediate Municipal Bond Fund Institutional Class

National Reorganization	PIMCO National Municipal Intermediate Value Fund Institutional Class	with and into	PIMCO National Intermediate Municipal Bond Fund Institutional Class

Questions and Answers – General

What should I know about the Reorganizations?

On August 19-20, 2025, the Board of Trustees of PIMCO Funds (the “Board”) approved Agreements and Plans of Reorganization (each, a “Reorganization Agreement” and, collectively, the “Reorganization Agreements”) between PIMCO Funds (the “Trust”), on behalf of each Fund, and Pacific Investment Management Company LLC (“PIMCO”) to reorganize each Acquired Fund with and into the corresponding Acquiring Fund (each, a “Reorganization” and, collectively, the “Reorganizations”). The Reorganization Agreements provide for the acquisition of the assets and assumption of the liabilities of each Acquired Fund by the corresponding Acquiring Fund, in exchange for shares of the corresponding Acquiring Fund, followed by the complete liquidation of the applicable Acquired Fund. Each Reorganization is expected to close on or about November 21, 2025 (the “Closing Date”), at which time shareholders of each Acquired Fund will become shareholders of Institutional Class shares the corresponding Acquiring Fund.

For a discussion of the considerations of the Board in evaluating these matters, please see the section entitled “Board Considerations.”

What is this document and why did you send it to me?

This Information Statement/Prospectus is being provided to you by the Trust in connection with the Reorganizations and serves as a Prospectus for each Acquiring Fund. Shareholders should consider retaining the Information Statement/Prospectus for future reference.

It is anticipated that this Information Statement/Prospectus will be first mailed to shareholders on or about October 13, 2025.

Who will bear the costs associated with the Reorganizations?

PIMCO, investment adviser and administrator for each of the Acquired Funds and each of the Acquiring Funds, will bear the direct costs associated with the Reorganizations (exclusive of any brokerage commissions or other portfolio transaction costs of the Acquiring Funds or the Acquired Funds, which would be borne by the applicable Acquiring Fund or Acquired Fund, respectively), including, but not limited to, the following: all third-party costs, fees and expenses attributable to the Reorganizations; special Board meeting fees and expenses, if any; and the expenses of drafting, printing and mailing the Information Statement/Prospectus. The Acquiring Funds, the Acquired Funds and their respective shareholders will continue to pay transaction costs associated with normal fund operations, including brokerage or trading expenses. The Acquiring Funds, the Acquired Funds and their respective shareholders will not bear any other direct costs arising in connection with the transactions contemplated by the Reorganization Agreements.

Questions and Answers –Reorganization Agreement

How will the Reorganizations work?

The Reorganization Agreements provide for the following for the applicable Reorganization: (i) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for Institutional Class shares of the Acquiring Fund of equal aggregate net asset value; (ii) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund; (iii) the distribution of Institutional Class shares of the Acquiring Fund pro rata to the shareholders of the Acquired Fund; and (iv) the subsequent termination, dissolution and complete liquidation of the Acquired Fund.

Each Reorganization is expected to be consummated on the Closing Date. Each shareholder of an Acquired Fund will hold, immediately after the Closing Date, Institutional Class shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business on the Closing Date.

What is the purpose of and rationale for the Reorganizations?

PIMCO recommended the Reorganizations to the Board for several reasons. PIMCO believes that the Reorganizations will benefit shareholders and potential shareholders by simplifying the lineup of intermediate municipal solutions, creating potential for return enhancement, and offering benefits to shareholders associated with investing in a larger fund. Additionally, the Reorganizations would qualify as non-taxable as opposed to liquidation of the Acquired Funds, which would create a taxable event for shareholders of the Acquired Funds.

How will the Reorganizations affect me?

You will become a holder of Institutional Class shares of Acquiring Fund shares corresponding to the requisite Acquired Fund shares that you hold. Following the Reorganizations, shareholders of the surviving funds (each a “Surviving Fund” and, collectively, the “Surviving Funds”) would be subject to the actual fees and expenses of Institutional Class shares of the applicable Acquiring Fund, which may not be the same as the pro forma fees and expenses shown in the Information Statement/Prospectus. As such, future fees and expenses may be greater or lesser than those indicated in the enclosed Information Statement/Prospectus, subject to the terms of any applicable fee waiver or expense limitation arrangement.

Each Acquired Fund has the same Board of Trustees, Investment Adviser, administrator, distributor, transfer agent, custodian and independent registered public accounting firm as the Acquiring Funds. Following the Reorganizations, the service providers for the Surviving Funds will be the same as the current service providers for each Fund.

Will shareholders of the Acquired Funds incur sales loads, contingent deferred sales charges (“CDSC”) or any other similar fees on shares as a result of the Reorganizations?

The shares of the Acquiring Funds are expected to be delivered to the applicable Acquired Fund without a sales load, commission or any other similar fee imposed.

Are there any significant differences between the investment objectives, principal investment strategies, and principal risks of the Acquiring Funds and the Acquiring Funds?

The investment objectives of the Acquiring Funds and corresponding Acquired Funds are similar but differ in certain ways as presented in the Information Statement/Prospectus under “Comparison of Investment Objectives.” The California Acquiring Fund’s investment objective is fundamental and may not be changed without shareholder approval, whereas each Acquired Fund’s and the National Acquiring Fund’s investment objective is non-fundamental and may be changed without shareholder approval. The California Acquired Fund seeks to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity. The California Acquiring Fund seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective. The National Acquired Fund seeks to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity. The National Acquiring Fund seeks maximum tax exempt income.

The principal investment strategies of the Acquired Funds and each corresponding Acquiring Fund are similar in that they primarily invest in intermediate municipal bonds, but they differ in certain ways as presented in the Information Statement/Prospectus under “Comparison of Principal Investment Strategies.” For example, the California Acquired Fund and the California Acquiring Fund both have fundamental policies to invest at least 80% of their assets in debt securities whose interest is exempt from federal income tax and California income tax, and the National Acquired Fund and the National Acquiring Fund both have fundamental policies to invest at least 80% of their assets in debt securities whose interest is exempt from federal income tax. However, the Acquiring Funds generally have broader investment guidelines and may invest up to 10% of their total assets in high yield securities and may invest in derivative instruments.

In light of the similarities between each Acquired Fund’s and it corresponding Acquiring Fund’s investment objectives and principal investment strategies, they invest in many of the same securities and are subject to many of the same principal risks. However, like the Funds’ principal investment strategies, the Funds’ principal risks differ in certain respects. The risks applicable to each Fund are listed and compared in the Information Statement/Prospectus under “Comparison of Principal Investment Risks.”

Are the Acquired Funds and Acquiring Funds managed by the same investment adviser and portfolio managers?

Each Fund is advised by PIMCO. David Hammer, Brian Hannibal, and Peter Gunther serve as the portfolio managers of the Acquired Funds. David Hammer and Kyle Christine serve as portfolio managers of the Acquiring Funds.

Would the Reorganizations result in higher management fees or operating expenses for current shareholders of the Acquired Funds?

No. Each Fund has a “unified fee” structure wherein the Fund pays two fees – an advisory fee and a supervisory and administrative fee, collectively referred to herein as “management fees” – to PIMCO in return for required services that PIMCO provides or arranges to provide for the Funds. The unified fee structure is designed to be an “all-in” fee structure that pays for the fees and costs of all PIMCO and third-party provided services under a structure that is expected to be less variable from year to year than a traditional mutual fund fee structure.

v

Following the Reorganizations, Institutional Class shares of each Acquiring Fund are expected to have a lower management fee rate and expense ratios than the management fee rate and expense ratio of each Acquired Fund. A comparison of the fees and expenses of each Acquired Fund and each Acquiring Fund is provided below under the heading, “Comparison of Fees.”

Will the portfolios of the Acquired Funds be repositioned prior to the Reorganizations?

The Acquired Funds are not expected to undergo material portfolio repositioning in connection with the Reorganizations.

Are the Reorganizations expected to create a taxable event?

It is anticipated that each Reorganization will qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, pursuant to this treatment, neither the Acquired Funds, the Acquiring Funds, nor their respective shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreements (except for any gain or loss from the close of the Acquired Funds’ taxable year or transfers of certain assets). Capital gains or losses realized in connection with repositioning of the Acquired Funds’ portfolios will depend on the value of each Acquired Fund’s assets at the actual time of repositioning. Capital gains, if any, recognized as a result of these sales on a net basis, after the application of any available capital loss carryforward, will be distributed to each Acquired Fund’s shareholders as one or more capital gain dividends and/or ordinary dividends, and such distributions will be taxable to such Acquired Fund’s shareholders with taxable accounts.

TO OBTAIN MORE INFORMATION

To obtain more information on the Acquired Funds or the Acquiring Funds, please write, call or visit pimco.com for a free copy of the current prospectus, statement of additional information, annual/semi-annual shareholder reports or other information.

Acquired Funds	Acquiring Funds

PIMCO California Municipal Intermediate Value Fund PIMCO National Municipal Intermediate Value Fund 650 Newport Center Drive Newport Beach, California 92660 1-(800) 927-4648 (toll free)	PIMCO California Intermediate Municipal Bond Fund PIMCO National Intermediate Municipal Bond Fund 650 Newport Center Drive Newport Beach, California 92660 1-(800) 927-4648 (toll free)

The following documents containing additional information about the Funds, each having been filed with the U.S. Securities and Exchange Commission (“SEC”), are incorporated by reference into this Information Statement/Prospectus:

•	The Prospectuses of each Acquired Fund and each Acquiring Fund, dated August 1, 2025, as supplemented (Accession No. 0001193125-25-166715);
•	The Statement of Additional Information of each Acquired Fund and each Acquiring Fund, dated August 1, 2025, as supplemented (Accession Number 0001193125-25-166715);
•

the Summary Prospectus for PIMCO California Intermediate Municipal Bond Fund dated August 1, 2025 (Accession No. 0001193125-25-166871), as supplemented. This summary prospectus is being mailed with the Information Statement/Prospectus.

•

the Summary Prospectus for PIMCO National Intermediate Municipal Bond Fund dated August 1, 2025 (Accession No. 0001193125-25-166840), as supplemented. This summary prospectus is being mailed with the Information Statement/Prospectus.

•	The Statement of Additional Information dated September 29, 2025, related to this Information Statement/Prospectus (the “SAI”);
•

The audited financial statements of each Acquired Fund and each Acquiring Fund for the fiscal year ended March 31, 2025 included in the Fund’s report filed on Form N-CSR (File No. 811-05028; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-25-135849).

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended (“Exchange Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), and, in accordance therewith, file reports and other information, including proxy materials, with the SEC. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This Combined Information Statement/Prospectus dated September 29, 2025, is expected to be mailed to shareholders of each Acquired Fund on or about October 13, 2025.

No person has been authorized to give any information or make any representation not contained in this Information Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Information Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN

INVESTMENT IN A FUND INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION AND THE U.S. COMMODITY FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE REORGANIZATION AGREEMENTS

Background

The Funds are series of PIMCO Funds (the “Trust”), a Massachusetts business trust. Pacific Investment Management Company, LLC (“PIMCO”) is the investment adviser to each of the Funds.

As further discussed below, the Acquired Funds’ investment objectives are similar but differ in certain ways as compared to their corresponding Acquiring Fund. The California Acquiring Fund’s investment objective is fundamental and may not be changed without shareholder approval, whereas each Acquired Fund’s and the National Acquiring Fund’s investment objective is non-fundamental and may be changed without shareholder approval. The California Acquired Fund seeks to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity. The California Acquiring Fund seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective. The National Acquired Fund seeks to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity. The National Acquiring Fund seeks maximum tax exempt income.

The principal investment strategies of the Acquired Funds and each corresponding Acquiring Fund are similar in that they primarily invest in intermediate municipal bonds, but they differ in certain ways. For example, the California Acquired Fund and the California Acquiring Fund both have fundamental policies to invest at least 80% of their assets in debt securities whose interest is exempt from federal income tax and California income tax, and the National Acquired Fund and the National Acquiring Fund both have fundamental policies to invest at least 80% of their assets in debt securities whose interest is exempt from federal income tax. However, the Acquiring Funds generally have broader investment guidelines and may invest up to 10% of their total assets high yield securities and may invest in derivative instruments.

The Board of Trustees of the Trust (the “Board”) considered and approved each Reorganization.

The Reorganizations

The Board, including the Trustees who are not “interested persons” (as that term is defined in Section 2(a)(19) the 1940 Act) of the Trust (“Independent Trustees”), has unanimously approved the Agreements and Plans of Reorganization (each, a “Reorganization Agreement” and, collectively, the “Reorganization Agreements”), which each provide for:

•

the transfer of all of the assets of the Acquired Fund to the corresponding Acquiring Fund in exchange for shares of Institutional Class shares of the Acquiring Fund of equal aggregate net asset value;

•	the assumption by the Acquiring Fund of all liabilities of the Acquired Fund;

•	the distribution of Institutional Class Acquiring Fund shares pro rata to the shareholders of the Acquiring Fund; and

•	the subsequent termination, dissolution and complete liquidation of the Acquired Fund.

The Reorganizations are currently expected to take place on or about November 21, 2025 (the “Closing Date”).

You are not expected to incur fees or charges of any kind in connection with the Reorganizations (i.e., front-end sales charges, contingent deferred sales charges or exchange or redemption fees).

The Acquired Funds are not expected to undergo material portfolio repositioning in connection with the Reorganizations.

Tax Considerations

Each Reorganization is expected to qualify as tax-free for U.S. federal income tax purposes. Accordingly, it is expected that shareholders of each Acquired Fund will not, and each Acquired Fund generally will not, recognize any gain or loss as a result of a Reorganization for U.S. federal income tax purposes. Each Acquired Fund anticipates receiving a legal opinion as to this and other expected U.S. federal income tax consequences of the applicable Reorganization. The legal opinions will be based in part upon certain assumptions and upon certain representations made by each Acquired Fund and each Acquiring Fund. It is possible that the Internal Revenue Service (“IRS”) or a court could disagree with these legal opinions and determine that a Reorganization does not qualify as a tax-free reorganization, and is thus taxable and an Acquired Fund and such Acquired Fund shareholders, if any, would recognize gain or loss on the applicable Reorganization. The Acquiring Funds will be the accounting survivors of the Reorganizations.

Reasons for the Reorganization

PIMCO recommended the Reorganizations to the Board for several reasons. PIMCO believes that the Reorganizations will benefit shareholders and potential shareholders by simplifying the lineup of intermediate municipal solutions, creating potential for return enhancement, and offering benefits to shareholders associated with investing in a larger fund. Additionally, the Reorganizations would qualify as non-taxable as opposed to liquidation of the Acquired Funds, which would create a taxable event for shareholders of the Acquired Funds.

Board Considerations

In approving each Reorganization, the Board, including the Independent Trustees, determined that, based upon the factors summarized herein and other considerations deemed relevant to individual Trustees, participation in the applicable Reorganization is in the best interests of the Acquired Funds and the Acquiring Funds and that the interests of each of the Acquired Fund’s and the Acquiring Fund’s existing shareholders will not be diluted as a result of the applicable Reorganization. The Board considered and discussed matters relating to the Reorganizations at an in-person Board meeting held on August 19-20, 2025. The Board, including the Independent Trustees, unanimously approved each Reorganization at the Board meeting. The determination to approve the Reorganizations was made on the basis of each Trustee’s judgment after consideration of all of the factors deemed relevant to each Trustee taken as a whole, though individual Trustees may have placed different weights on various factors and assigned different degrees of materiality to various conclusions.

The primary factors considered by the Board with regard to each Reorganization include the following:

At the Board meeting, PIMCO provided information to the Board about each Reorganization, including information with respect to PIMCO, and PIMCO recommended that the Trustees approve each Reorganization. The Trustees reviewed the Reorganizations with respect to the interests of each Acquired Fund and each Acquiring Fund and their respective shareholders. After careful consideration, the Trustees (including all of the Independent Trustees), determined that each Reorganization would be in the best interests of existing shareholders of the applicable Acquired Fund and the applicable Acquiring Fund, and unanimously approved the Reorganization Agreements.

In approving each proposed Reorganization Agreement, the Trustees (with the advice and assistance of independent counsel) also considered, among other things, that:

•

PIMCO, and no Fund, will bear the direct costs of the Reorganization (exclusive of any brokerage commissions or other portfolio transaction costs of the Acquiring Fund or Acquired Fund, which would be borne by the Acquiring Fund or Acquired Fund, respectively);

•	The Acquired Funds are not expected to undergo material portfolio repositioning in connection with the Reorganizations.

•

that when the Reorganization closes, the contractual advisory fee and total annual fund operating expenses paid by the Acquiring Fund will be lower than the contractual advisory fee and total annual fund operating expenses paid by the Acquired Fund;

•

Acquired Fund shareholders would receive substantially similar investment advisory and supervision and administration services from PIMCO as shareholders of the Acquiring Fund, as the Acquired Fund’s and Acquiring Fund’s contractual relationships with PIMCO are substantially similar;

•

the investment objectives of the Acquired Fund and the Acquiring Fund are similar but differ in certain ways. The California Acquiring Fund’s investment objective is fundamental and may not be changed without shareholder approval, whereas each Acquired Fund’s and the National Acquiring Fund’s investment objective is non-fundamental and may be changed without shareholder approval. Each Acquired Fund and the corresponding Acquiring Fund have the same fundamental investment restrictions apart from the aforementioned fundamental investment objective;

•	the principal investment strategies and related risks of the Acquired Fund and the Acquiring Fund are similar but differ in certain ways; and

•

the Reorganization is expected to constitute a reorganization within the meaning of section 368(a) of the Code, and that the Acquired Fund and its shareholders generally will not recognize gain or loss for U.S. federal income tax purposes in the Reorganization (except for any gain or loss from the close of the Acquired Fund’s taxable year or transfers of certain assets).

The Board also considered that each proposed Reorganization might provide certain benefits to PIMCO. These benefits include effectively shuttering redundant funds of a smaller scale, and in a manner that is intended to retain the group of investors that hold shares of the Acquired Funds.

After consideration of these and other factors it deemed appropriate, the Board determined that the Reorganizations as proposed by PIMCO are in the best interests of each of the Acquired Funds and each of the Acquiring Funds and that the interests of each of the Acquired Fund’s and each of the Acquiring Fund’s existing shareholders will not be diluted as a result of the Reorganizations. The Board, including the Independent Trustees, unanimously approved each Reorganization.

The following is a comparison of certain features of each Acquired Fund and each corresponding Acquiring Fund, including, among other things, the Funds’ investment objectives, fees and expenses, principal investment strategies, principal risks and performance.

Comparison of Investment Objectives

The investment objectives of the Acquiring Funds and Acquired Funds are similar but differ in certain ways. The California Acquiring Fund’s investment objective is fundamental and may not be changed without shareholder approval, whereas each Acquired Fund’s and the National Acquiring Fund’s investment objective is non-fundamental and may be changed without shareholder approval. The California Acquired Fund seeks to provide current income exempt from regular federal income tax and California state personal income taxes while seeking to preserve capital and liquidity. The California Acquiring Fund seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective. The National Acquired Fund seeks to provide current income exempt from regular federal income tax while seeking to preserve capital and liquidity. The National Acquiring Fund seeks maximum tax exempt income.

Comparison of Fees and Expenses

California Reorganization

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The annual fund operating expense ratio for each of the California Acquired Fund and the California Acquiring Fund is based on the fees and expenses incurred by the respective Fund during the fiscal year ended March 31, 2025. Pro forma fees and expenses of the California Acquiring Fund are the estimated and hypothetical fees and expenses of the California Acquiring Fund after giving effect to the Reorganization. Shareholders of the California Acquired Fund are not expected to incur any sales charges or redemption fees in connection with the Reorganization.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

			California Acquiring Fund
	California Acquired Fund	California Acquiring Fund	Pro Forma
	Institutional Class	Institutional Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	N/A	N/A	N/A
Management Fees	0.50%	0.445%	0.445%
Total Annual Fund Operating Expenses	0.50%	0.445%	0.445%

Expense Example

The Example is intended to help you compare the costs of investing in Institutional Class shares of the California Acquired Fund and the California Acquiring Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
California Acquired Fund
Institutional Class	$51	$160	$280	$628
California Acquiring Fund
Institutional Class	$46	$143	$249	$561
California Acquiring Fund (Pro Forma)
Institutional Class	$46	$143	$249	$561

National Reorganization

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The annual fund operating expense ratio for each of the National Acquired Fund and the National Acquiring Fund is based on the fees and expenses incurred by the respective Fund during the fiscal year ended March 31, 2025. Pro forma fees and expenses of the National Acquiring Fund are the estimated and hypothetical fees and expenses of the National Acquiring Fund after giving effect to the Reorganization. Shareholders of the National Acquired Fund will not pay any sales charges or redemption fees in connection with the Reorganization.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

			National Acquiring Fund
	National Acquired Fund	National Acquiring Fund	Pro Forma
	Institutional Class	Institutional Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)	N/A	N/A	N/A
Management Fees	0.50%	0.45%	0.45%
Total Annual Fund Operating Expenses	0.50%	0.45%	0.45%

Expense Example

The Example is intended to help you compare the costs of investing in Institutional Class shares of the National Acquired Fund and the National Acquiring Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years	5 Years	10 Years
National Acquired Fund
Institutional Class	$51	$160	$280	$628
National Acquiring Fund
Institutional Class	$46	$144	$252	$567
National Acquiring Fund (Pro Forma)
Institutional Class	$46	$144	$252	$567

Comparison of Portfolio Turnover

Each Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example table, affect a Funds’ performance. During the fiscal year ended March 31, 2025, the portfolio turnover rates of the California Acquired Fund and California Acquiring Fund were 24% and 58%, respectively, of the average value of their portfolios. During the fiscal year ended March 31, 2025, the portfolio turnover rates of the National Acquired Fund and National Acquiring Fund were 25% and 20%, respectively, of the average value of their portfolios.

Comparison of Principal Investment Strategies

California Reorganization

The principal investment strategies of the California Acquiring Fund and California Acquired Fund are similar in that they are both intermediate municipal bond funds with a focus on providing income exempt from federal income tax and California income tax, but they differ in certain ways. For example, the California Acquiring Fund maintains the ability to invest up to 10% of its total assets in high yield securities and may invest in derivative instruments.

The following table shows the principal investment strategies of each Fund.

	California Acquired Fund	California Acquiring Fund
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.

The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments. The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to range from 3 to 10 years. The Fund may invest in securities of any duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. By concentrating its investments in California, the Fund will be subject to California State-Specific Risk.

The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, a substantial portion of the Fund’s distributions may not be exempt from federal income tax. The Fund may invest 25% or more of its total assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt duration, the more sensitive it will be to changes in interest rates.

The Fund invests in debt securities rated Baa3 or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.

The Fund’s investments may include fixed or floating rate general obligation bonds and notes, lease revenue bonds, revenue bonds and notes, and zero coupon securities. The Fund may buy securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, at times, invest more than 25% of its net assets in municipal securities the principal and interest payments of which are paid by obligors located in a single state (in addition to California).

The Fund may invest the remainder of its net assets in other municipal instruments, U.S. Government Securities and certain cash and cash equivalents, including cash sweep vehicles.

securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Bloomberg California Intermediate Municipal Bond Index, as calculated by Pacific Investment Management Company LLC (“PIMCO”), which as of May 31, 2025 was 5.28 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”), as rated by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are municipal bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

National Reorganization

The principal investment strategies of the National Acquiring Fund and National Acquired Fund are similar in that they are both intermediate municipal bond funds with a national strategy, but they differ in certain ways. For example, the National Acquiring Fund maintains the ability to invest up to 10% of its total assets in high yield securities and may invest in derivative instruments.

The following table shows the principal investment strategies of each Fund.

	National Acquired Fund	National Acquiring Fund
Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments. The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to range from 3 to 10 years. The Fund may invest in securities of any duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund invests in debt securities rated Baa3 or higher by Moody’s Ratings (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities.

The Fund may invest in Fixed Income Instruments which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest without limitation in “private activity” bonds whose interest is a tax-preference item for purposes of the federal alternative minimum tax (“AMT”). For shareholders subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations, and as such a portion of the Fund’s distribution may be subject to federal income tax. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. To the extent that the Fund concentrates its investments in California or New York, it will be subject to California or New York State-Specific Risk. The Fund may also invest 25% or more of its total assets in Municipal Bonds that finance education, health care, housing, transportation, utilities and other similar projects, and 25% or more of its total assets in industrial development bonds. The Fund may invest the remainder of its net assets in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar same security, PIMCO will use the highest rating as the credit rating for that security.

The Fund’s investments may include fixed or floating rate general obligation bonds and notes, lease revenue bonds, revenue bonds and notes, and zero coupon securities. The Fund may buy securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, at times, invest more than 25% of its net assets in Municipal Bonds the principal and interest payments of which are paid by obligors located in a single state.

The Fund may invest the remainder of its net assets in other municipal instruments, U.S. Government Securities and certain cash and cash equivalents, including cash sweep vehicles.

instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within (negative) 2 years to positive 4 years of the portfolio duration of the securities comprising the Bloomberg 1-15 Year Municipal Bond Index, as calculated by Pacific Investment Management Company LLC (“PIMCO”), which as of May 31, 2025 was 5.15 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. Capital appreciation, if any, generally arises from decreases in interest rates or improving credit fundamentals for a particular state, municipality or issuer.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in Municipal Bonds or “private activity” bonds which are high yield securities (“junk bonds”), as rated by Moody’s Ratings (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by PIMCO. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and invest in mortgage- or asset-backed securities. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest in securities issued by entities, such as trusts, whose underlying assets are Municipal Bonds, including, without limitation, residual interest bonds. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Comparison of Principal Investment Risks

The principal risks associated with an investment in the Acquired Funds are similar to the principal risks associated with an investment in the corresponding Acquiring Fund because each Fund invests primarily in intermediate municipal bonds with a California-focused or national strategy, as applicable. Although an investment in the Acquired Funds is subject to some of the same principal risks as investments in the corresponding Acquiring Fund, there are certain differences in the principal risks stemming from differences in the Funds’ principal investment strategies. For example, there are differences in the principal risks of investing in the Acquiring Funds because the Acquiring Funds maintain the ability to invest up to 10% of their total assets in high yield securities and may invest in derivative instruments. The principal investment risks of the Funds follow the table below.

Principal Risks	California Acquired Fund	California Acquiring Fund	National Acquired Fund	National Acquiring Fund
Small Fund Risk	X	-	-	-
Interest Rate Risk	X	X	X	X
Call Risk	X	X	X	X
Credit Risk	X	X	X	X
High Yield Risk	-	X	-	X
Market Risk	X	X	X	X
Issuer Risk	X	X	X	X
Liquidity Risk	X	X	X	X
Derivatives Risk	-	X	-	X
Equity Risk	-	X	-	X
Mortgage-Related and Other Asset-Backed Securities Risk	-	X	-	X
Leveraging Risk	-	X	-	X
Income Risk	X	-	X	-
Extension Risk	X	-	X	-
Prepayment Risk	X	-	X	-
When-Issued Securities Risk	X	-	X	-
Management Risk	X	X	X	X
Municipal Instruments Risk	X	-	X	-
Municipal Bond Risk	-	X	-	X
Single State Municipal Securities Risk	X	-	X	-
California State-Specific Risk	-	X	-	X
New York State-Specific Risk	-	-	-	X
Municipal Project-Specific Risk	X	X	X	X
Floating Rate Securities Risk	X	-	X	-
Tax-Exempt Status Risk	X	-	X	-
Taxation Risk	X	-	X	-
U.S. Treasury and Agency Securities Risk	X	-	X	-
General Obligation Bond Risk	X	-	X	-
AMT Bonds Risk	X	X	X	X
Lease Revenue Bond Risk	X	-	X	-
Revenue Bond Risk	X	-	X	-
Zero Coupon Bond Risk	X	-	X	-
Short Exposure Risk	-	X	-	X

Small Fund Risk

A smaller fund may not grow to or maintain an economically viable size to achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size, which may negatively impact performance and/or force the fund to liquidate. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions by investors, which can occur at any time and may impact the fund in the same manner as a high volume of purchases or redemptions.

Interest Rate Risk

Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of a change in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. For example, as nominal interest rates rise, the value of certain securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and the Fund may experience losses as a result of movements in interest rates. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates. Inflation-indexed bonds, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Dividend-paying equity securities, particularly those whose market price is closely related to their yield, may be more sensitive to changes in interest rates. During periods of rising interest rates, the values of such securities may decline and may result in losses to the Fund.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value due to changes in interest rates. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value (“NAV”) of the Fund’s shares.

A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Risks associated with changes in interest rates are heightened under certain market conditions, such as during times when the U.S. Federal Reserve (the “Federal Reserve”) raises interest rates or when such rates remain elevated following a period of historically low levels. Additionally, the U.S. and other governments have increased, and are likely to continue increasing, their debt issuances, which may also heighten these risks. There is the risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed income investments when due.

Rising interest rates may result in a decline in value of the Fund’s fixed income investments and in periods of volatility. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause the Fund to lose value.

During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Certain European countries have previously experienced negative interest rates on certain fixed income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s performance to the extent the Fund is exposed to such interest rates.

Measures such as average duration may not accurately reflect the true interest rate sensitivity of the Fund. This is especially the case if the Fund consists of securities with widely varying durations. Therefore, if the Fund has an average duration that suggests a certain level of interest rate risk, the Fund may in fact be subject to greater interest rate risk than the average would suggest. This risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund.

Convexity is an additional measure used to understand a security’s or the Fund‘s interest rate sensitivity. Convexity measures the rate of change of duration in response to changes in interest rates. With respect to a security’s price, a larger convexity (positive or negative) may imply more dramatic price changes in response to changing interest rates. Convexity may be positive or negative. Negative convexity implies that interest rate increases result in increased duration, and vice versa, meaning increased sensitivity in prices in response to changes in interest rates. Thus, securities with negative convexity, which may include bonds with traditional call features and certain mortgage-backed securities, may experience greater losses in periods of rising interest rates. Accordingly, if the Fund holds such securities, the Fund may be subject to a greater risk of losses in periods of rising interest rates.

Call Risk

Call risk refers to the possibility that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk

A Fund could experience losses if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), the counterparty to a derivatives contract or a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are changing, notably when rates are rising. The downgrade of the credit rating of a security or of the issuer of a security held by the Fund may decrease its value. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Measures such as average credit quality may not accurately reflect the true credit risk of the Fund. This is especially the case if the Fund consists of securities with widely varying credit ratings. Therefore, if the Fund has an average credit rating that suggests a certain credit quality, the Fund may in fact be subject to greater credit risk than the average would suggest. Credit risk is greater to the extent the Fund uses leverage or derivatives in connection with the management of the Fund, which would be magnified in the event that initial or variation margin is not provided by the counterparty to such transaction (or not provided below a certain threshold amount). Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. Debt instruments backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue or may be dependent on legislative appropriation or government aid. Certain debt instruments are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default. Rising or high interest rates may deteriorate the credit quality of an issuer or a counterparty, particularly if an issuer or a counterparty faces challenges rolling or refinancing its obligations. A Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality.

Credit risk includes credit spread risk, which is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their actual or perceived credit quality) may increase when the market believes that investments generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Fund’s investments. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities. Further, credit spread duration (a measure of credit spread risk) can vary significantly from interest rate duration (e.g., for floating rate debt securities, credit spread duration typically will be higher than interest rate duration). A Fund may add credit spread duration to its portfolio, for example through the use of derivatives (e.g., credit default swaps), even while it has lower interest rate duration. The credit spread duration of the Fund may vary, in some cases significantly, from its interest rate duration.

High Yield Risk

Funds that invest in high yield securities and unrated securities of similar credit quality (commonly known as “high yield securities” or “junk bonds”) may be subject to greater levels of market risk, credit risk, call risk and liquidity risk than funds that do not invest in such securities. These securities are considered predominantly speculative by rating agencies with respect to an issuer’s continuing ability to make principal and interest payments and their value may be more volatile than other types of securities. An economic downturn or individual corporate developments could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities at an advantageous time or price. An economic downturn could also generally lead to a higher non-payment rate and, a high yield security may lose significant market value before a default occurs. High yield securities structured as zero-coupon bonds or pay-in-kind securities tend to be especially volatile as they are particularly sensitive to downward pricing pressures from rising interest rates or widening spreads and may require the Fund to make taxable distributions of imputed income without receiving the actual cash currency. Issuers of high yield securities may have the right to “call” or redeem the issue prior to maturity, which may result in the Fund having to reinvest the proceeds in other high yield securities or similar instruments that may pay lower interest rates. A Fund may also be subject to greater levels of liquidity risk than funds that do not invest in high yield securities. In addition, the high yield securities in which the Fund invests may not be listed on any exchange and a secondary market for such securities may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in high yield securities may involve greater costs than transactions in more actively traded securities. A lack of publicly available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make high yield debt more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for these securities and/or may result in the Fund not receiving the proceeds from a sale of a high yield security for an extended period after such sale, each of which could result in losses to the Fund. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in thinly traded markets. When secondary markets for high yield securities are less liquid than the market for other types of securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available. Because of the risks involved in investing in high yield securities, an investment in the Fund that invests in such securities should be considered speculative.

Market Risk

The market price of securities owned by the Fund may fluctuate, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or issuers represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in inflation, interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously even if the performance of those asset classes is not otherwise historically correlated. Investments may also be negatively impacted by market disruptions and by attempts by other market participants to manipulate the prices of particular investments. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.

In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, actual or threatened war or armed conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government shutdowns, political and regulatory changes, diplomatic developments or the imposition of sanctions and other similar measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. These events could reduce consumer demand or economic output, result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines, and significantly adversely impact the economy.

As computing technology and data analytics advance, there has been a trend towards machine driven and artificially intelligent trading systems, particularly with respect to increasing levels of autonomy in trading decision capabilities. Regulators of financial markets have become increasingly focused on the potential impact of artificial intelligence on investment activities and may issue regulations that affect the use of artificial technology in trading activities. Any such regulations may not have the effect on financial markets that regulators intend. Moreover, advancements in artificial intelligence and other technologies may result in the introduction of errors, defects or security vulnerabilities, which can go undetected. The potential speed of such trading and other technologies may exacerbate the impact of any such incidents, particularly where such incidents are exploited by other artificially intelligent systems designed to impair or prevent the intervention of human control.

The domestic political environment, as well as political and diplomatic events within the United States and abroad, or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has resulted, and may in the future result, in a government shutdown or otherwise adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments on a region enduring geopolitical market disruption will face higher risks of loss, although the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market adversely impacting a different country, region or financial market. Thus, investors should closely monitor current market conditions to determine whether the Fund meets their individual financial needs and tolerance for risk.

When inflationary price movements occur, fixed income securities markets may experience heightened levels of interest rate, volatility and liquidity risk. Interest rate increases in the future could cause the value of a Fund that invests in fixed income securities to decrease, which could force a Fund to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Fund and its shareholders.

Higher interest rates generally lower the values of real estate-related assets. When this does not occur as expected, it presents an increased risk of a correction or severe downturn in real estate-related asset prices, which could adversely impact the value of other investments as well, such as loans, securitized debt and other fixed income securities. Such an impact could materialize in one real estate sector and not another, or in a different manner in different real estate sectors. Examples of the risks faced by real estate-related assets include: tenant vacancy rates, increased tenant turnover and tenant concentration; general real estate headwinds, including delinquencies and difficulties in collecting rents and other payments (which increases the risk of owners being unable to pay or otherwise defaulting on their own borrowings and obligations); decreases in property values; increases in inflation, upkeep costs and other expenses; fluctuations in rents; and increased concentration in ownership of certain types of properties.

Exchanges and securities markets may close early, close late or issue trading halts on specific securities or generally, which may result in, among other things, the Fund being unable to buy or sell certain securities or financial instruments at an advantageous time or accurately price its portfolio investments. In addition, the Fund may rely on various third-party sources to calculate its NAV. As a result, the Fund is subject to certain operational risks associated with reliance on service providers and service providers’ data sources. In particular, errors or systems failures and other technological issues may adversely impact the Fund’s calculation of its NAV, and such NAV calculation issues may result in inaccurately calculated NAV, delays in NAV calculation and/or the inability to calculate NAVs over extended periods. A Fund may be unable to recover any losses associated with such failures.

Issuer Risk

The value of a security may decline for reasons related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect one or more other issuers or securities markets as a whole. These risks can apply to the Fund and to the issuers of securities and other instruments in which the Fund invests.

Liquidity Risk

The Securities and Exchange Commission (the “SEC”) defines liquidity risk as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. Liquidity risk exists when particular investments are difficult to purchase or sell. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may become harder to value, especially in changing markets. A Fund’s investments in illiquid investments may reduce the returns of the Fund because it may be unable to sell the illiquid investments at an advantageous time or price or possibly require the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Illiquidity can be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, such as during political events (including periods of rapid interest rate changes). There can be no assurance that an investment that is deemed to be liquid when purchased will continue to be liquid while it is held by the Fund and/or when the Fund wishes to dispose of it. Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers seek to provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty.

In such cases, the Fund, due to regulatory limitations on investments in illiquid investments and the difficulty in purchasing and selling such securities or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve securities of companies with smaller market capitalizations, foreign (non-U.S.) securities, Rule 144A securities, Regulation S securities, illiquid sectors of fixed income securities, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Further, fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. Finally, liquidity risk also refers to the risk of unusually high redemption requests, redemption requests by certain large shareholders such as institutional investors or asset allocators, or other unusual market conditions that may make it difficult for the Fund to sell investments within the allowable time period to meet redemptions. Meeting such redemption requests could require the Fund to sell securities at reduced prices or under unfavorable conditions, which would have an adverse effect on the Fund. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as its the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure.

The action(s) of governments and regulators may have the effect of reducing market liquidity, market resiliency and money supply. Certain accounts or PIMCO affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these shareholders of their holdings in the Fund may impact the Fund’s liquidity and NAV. These redemptions may also force the Fund to sell its securities, which may negatively impact the Fund’s brokerage costs.

Liquidity risk also refers to the risk that the Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out derivatives or meet the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties. A Fund may have to sell a security at a disadvantageous time or price to meet such obligations.

Derivatives Risk

Derivatives and other similar instruments (referred to collectively as “derivatives”) are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are referenced under “Characteristics and Risks of Securities and Investment Techniques— Derivatives” in the Fund’s Prospectus, which is incorporated by reference herein and described in more detail under “Investment Objectives and Policies” in the Fund’s SAI, which is incorporated by reference herein. A Fund may use derivatives as a substitute for taking a position in the underlying asset, as part of strategies designed to gain exposure to, for example, issuers, portions of the yield curve, indexes, sectors, currencies and/or geographic regions, and/or to manage (which may mean either to increase or decrease) exposure to other risks, such as interest rate, credit or currency risk. A Fund may also use derivatives for leverage, in which case their use would involve leveraging risk, and in some cases, may subject the Fund to the potential for unlimited loss. The use of derivatives or other similar instruments may cause the Fund’s investment returns to be impacted by the performance of assets such Fund does not own, potentially resulting in such Fund’s total investment exposure exceeding the value of its portfolio.

Investments in derivatives may take the form of buying and/or writing (selling) derivatives, and/or the Fund may otherwise become an obligor under a derivatives transaction. These transactions may produce short-term capital gains in the form of premiums or other returns for the Fund (which may support, constitute and/or increase the distributions paid by, or the yield of, the Fund) but create the risk of losses that can significantly exceed such current income or other returns. For example, the premium received for writing a call option may be dwarfed by the losses the Fund may incur if the call option is exercised, and derivative transactions where the Fund is an obligor can produce an up-front benefit, but the potential for leveraged losses. The distributions, or distribution rate, paid by the Fund should not be viewed as the total returns or overall performance of the Fund. These strategies may also produce adverse tax consequences (for example, the Fund’s income and gain-generating strategies may generate current income and gains taxable as ordinary income) and limit the Fund’s opportunity to profit or otherwise benefit from certain gains. A Fund may enter into opposing derivative transactions, or otherwise take opposing positions. Such transactions can generate distributable gains (which, as noted elsewhere, may be taxed as ordinary income) and create the risk of losses and NAV declines.

A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives may increase market exposure and are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, leverage risk, counterparty (including credit) risk, operational risk (such as documentation issues, settlement issues and systems failures), legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract), management risk, risks arising from changes in applicable regulatory requirements, risks arising from margin requirements, risks arising from mispricing or valuation complexity (including the risk of improper valuation), governmental risk, risks associated with the underlying asset, reference rate or index, and risks associated with sanctions. They also involve the risk that changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the initial amount invested and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund may utilize asset segregation and posting of collateral for risk management or other purposes. A Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out a position and changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders. Non-centrally-cleared over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or, the clearinghouse.

Derivatives that are cleared by a central clearing organization can still be subject to different risks, including the creditworthiness of the central clearing organization and its members.

In addition, derivatives that are traded on an exchange are subject to the risk that an exchange may limit the maximum daily price fluctuation of a derivative contract and restrict or suspend trading of a contract that has reached a limit. Such limit governs only price movements of a contract during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. A daily limit may be reached for several consecutive days with little or no trading.

Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments or other similar investments, it is important to consider that certain derivative transactions, absent a default or termination event, may only be modified or terminated by mutual consent of the Fund and its counterparty. Therefore, it may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. In such cases, the Fund may experience losses.

Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain the Fund’s position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.

When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective. Derivatives used for hedging or risk management may not operate as intended or may expose the Fund to additional risks. In addition, derivatives used for hedging may partially protect the Fund from the risks they were intended to hedge yet not fully mitigate the impact of such risks.

The regulation of the derivatives markets has increased over time, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of the Fund’s derivative transactions, impede the employment of the Fund’s derivatives strategies, or adversely affect the Fund’s performance and cause the Fund to lose value.

Equity Risk

Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity or equity-related securities also include, among other things, common stocks, preferred securities, convertible stocks and warrants. The values of equity securities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in inflation, interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as regulatory changes, labor shortages or increased production costs and competitive conditions within an industry. Conversely, a change in financial condition or other event affecting a single issuer or industry may adversely impact securities markets as a whole. Equity or equity-related securities generally have greater price volatility than most fixed income securities. These risks are generally magnified in the case of equity investments in distressed companies.

Mortgage-Related and Other Asset-Backed Securities Risk

Mortgage-related and other asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. Compared to other fixed income investments with similar maturity and credit, mortgage-related securities may increase in value to a lesser extent when interest rates decline and may decline in value to a similar or greater extent when interest rates rise. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to experience losses. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. In addition, the creditworthiness, servicing practices, and financial viability of the servicers of the underlying mortgage pools present significant risks. For instance, a servicer may be required to make advances in respect of delinquent loans underlying the mortgage-related securities; however, servicers experiencing financial difficulties may not be able to perform these obligations. Additionally, both mortgage-related and asset-backed securities are subject to risks associated with fraud or negligence by, or defalcation of, their servicers. These securities are also subject to the risks of the underlying loans. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral (e.g., failure to properly document a security interest in the underlying collateral) may affect the rights of security holders in and to the underlying collateral. In addition, the underlying loans may have been extended pursuant to inappropriate underwriting guidelines, to no underwriting guidelines at all, or to fraudulent origination practices. The owner of a mortgage-backed security’s ability to recover against the sponsor, servicer or originator is uncertain and is often limited.

A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks. Additionally, to the extent the Fund invests directly in mortgages and other types of collateral (consistent with its investment guidelines), the Fund would be subject to risks similar (and in some cases to a greater degree) to those described above.

Leveraging Risk

Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. A Fund also may be exposed to leveraging risk by borrowing money for investment purposes. Leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also increase a Fund’s sensitivity to interest rate risks. Certain types of leveraging transactions, such as short sales that are not “against the box” (i.e., short sales where the Fund does not hold the security or have the right to acquire it without payment of further consideration), could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowings may not be recovered by any appreciation of the securities purchased with the borrowed amounts and could exceed the Fund’s investment returns, resulting in greater losses. Moreover, to make payments of interest and other loan costs, the Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so. When the Fund reduces or discontinues its use of leverage (“deleveraging’), it may be required to sell portfolio securities at inopportune times to repay leverage obligations, which could result in realized losses and a decrease in the Fund’s net asset value. Deleveraging involves complex operational processes, including the coordination of asset sales, repayment of debt, and potential restructuring of the Fund’s capital and may involve significant costs, including transaction costs associated with the sale of portfolio securities and prepayment penalties on borrowed funds. Leveraging transactions pursued by the Fund may increase its duration and sensitivity to interest rate risks. A Fund may continue to use leverage even if available financing rates are higher than anticipated returns, including, for example, in cases where deleveraging, including any expenses related thereto, might be viewed as detrimental to the Fund’s portfolio.

Income Risk

When interest rates fall, a Fund’s income may decline. This decline can occur because a Fund may invest in lower-yielding bonds as bonds in its portfolio mature.

Extension Risk

The issuer of a security held by a Fund (such as a mortgage-related or other asset-backed security) may, under certain circumstances, make principal payments on such security later than expected, causing the average duration of the security to lengthen or the securities to be paid off more slowly than originally anticipated. This may occur, for example, when interest rates rise. Such later-than-expected principal payments decrease the value of the security held by a Fund. In addition, as payments are received later than expected, a Fund may miss the opportunity to reinvest in higher yielding securities.

Prepayment Risk

The issuer of a security held by a Fund (such as a mortgage-related or other asset-backed security) may under certain circumstances make principal payments on such security sooner than expected. This may occur, for example, when interest rates decline. Such sooner-than-expected principal payments may reduce the returns of a Fund because the Fund is forced to forego expected future interest payments on the principal amount paid back early and the Fund may be forced to reinvest the money it receives from such early payments at the lower prevailing interest rates. Additionally, the yield to maturity on an IO class of a stripped MBS (“SMBS”) is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities.

When-Issued Securities Risk

Municipal securities may be issued on a when-issued basis, where payment and delivery take place at a future date beyond the normal settlement date. Because the market price of the security may fluctuate during the time before payment and delivery, a Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. There is also the risk that the securities may not be issued or delivered as anticipated, or that the transaction may not be completed. In addition, interest generally is not paid on when-issued securities until settlement. These risks may be heightened during periods of market volatility or if a significant portion of the Fund’s assets are committed to such transactions.

Management Risk

Each Fund is subject to management risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Funds. PIMCO and each portfolio manager may not consider every factor or may determine that certain factors are more significant than others. There can be no guarantee that these decisions will produce the desired results or that the due diligence conducted by PIMCO and individual portfolio managers will evaluate every factor prior to investing in a company or issuer and expose all material risks associated with an investment. Additionally, PIMCO and individual portfolio managers may not be able to identify suitable investment opportunities and may face competition from other investment managers when identifying and consummating certain investments. Certain securities or other instruments in which a Fund seeks to invest may not be available in the quantities desired including in circumstances where other funds for which PIMCO acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to a Fund, are seeking to invest in the same or similar securities or instruments. In addition, regulatory restrictions, actual or potential conflicts of interest or other considerations may cause PIMCO to restrict or prohibit participation in certain investments. In such circumstances, PIMCO or the individual portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund. To the extent a Fund employs strategies targeting perceived pricing inefficiencies, arbitrage strategies or similar strategies, it is subject to the risk that the pricing or valuation of the securities and instruments involved in such strategies may change unexpectedly, which may result in reduced returns or losses to the Fund. Each Fund is also subject to the risk that deficiencies in the internal systems or controls of PIMCO or another service provider will cause losses for the Fund or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent a Fund from purchasing a security expected to appreciate in value. Please refer to “Portfolio Managers – Conflicts of Interest” in the SAI for further information. Additionally, actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and each individual portfolio manager in connection with managing the Funds may cause PIMCO to restrict or prohibit participation in certain investments and may also adversely affect the ability of the Funds to achieve their investment objectives. There also can be no assurance that all of the personnel of PIMCO will continue to be associated with PIMCO for any length of time. The loss of services of one or more key employees of PIMCO could have an adverse impact on the Fund’s ability to realize its investment objective.

Municipal Instruments Risk

A Fund that invests in municipal instruments may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of municipal instruments to pay interest or repay principal. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy. In the event of bankruptcy of such an issuer, a Fund investing in the issuer’s securities could experience delays in collecting principal and interest, and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, a Fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. Municipal instruments are subject to interest rate, credit and market risk. Municipal securities may also subject a Fund to heightened risks related to climate change, including extreme weather, flooding and fires. For example, climate risks, if materialized, may adversely impact a municipal issuer’s financial plans in current or future years or may impair a funding source of a municipal issuer’s revenue bond. As a result, the impact of climate risks could adversely impact the value of the Fund’s municipal securities investments.

The income, value and/or risk of municipal instruments is often correlated to specific project or other revenue sources (such as taxes), which can be affected by demographic trends, such as population shifts or changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments, as well as reduced demand for properties, revenues or goods. Because many municipal instruments are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. The risk of loss to a Fund would be heightened to the extent that the Fund invests a substantial portion of its portfolio in municipal securities used to finance similar projects. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal instruments backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal instruments are subject to the risk that the IRS may determine that an issuer has not complied with applicable tax requirements and that interest from the municipal instrument is taxable, which may result in a significant decline in the value of the security. Municipal instruments may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal instrument issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal instruments may therefore be more dependent on the analytical abilities of PIMCO than if the Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal instruments also tends to be less well-developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect a Fund’s ability to sell municipal instruments it holds at attractive prices or value municipal instruments.

Municipal Bond Risk

A Fund that invests in Municipal Bonds may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact Municipal Bonds. In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy. In the event of bankruptcy of such an issuer, the Fund investing in the issuer’s securities could experience delays in collecting principal and interest, and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund’s municipal bonds in the same manner. The Fund will be particularly subject to these risks to the extent that it focuses its investments in municipal bonds in a particular state or geographic region. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. Municipal Bonds are subject to interest rate, credit and market risk. Municipal securities may also subject the Fund to heightened risks related to climate change, including extreme weather, flooding and fires. For example, climate risks, if materialized, may adversely impact a municipal issuer’s financial plans in current or future years or may impair a funding source of a municipal issuer’s revenue bond. As a result, the impact of climate risks could adversely impact the value of the Fund’s municipal securities investments.

The income, value and/or risk of Municipal Bonds is often correlated to specific project or other revenue sources (such as taxes), which can be affected by demographic trends, such as population shifts or changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments, as well as reduced demand for properties, revenues or goods. Because many Municipal Bonds are issued to finance similar projects (such as those relating to education, health care, housing, transportation and utilities), conditions in those sectors may affect the overall municipal securities market. The risk of loss to the Fund would be heightened to the extent that the Fund invests a substantial portion of its portfolio in municipal securities used to finance similar projects. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal Bonds backed by current or anticipated revenues from a specific project or specific assets can be affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal Bonds are subject to the risk that the IRS may determine that an issuer has not complied with applicable tax requirements and that interest from the Municipal Bond is taxable, which may result in a significant decline in the value of the security. Municipal Bonds may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of Municipal Bond issuers than for issuers of other securities, and the investment performance of the Fund investing in Municipal Bonds may therefore be more dependent on the analytical abilities of PIMCO than if the Fund held other types of investments such as stocks or taxable bonds. The secondary market for Municipal Bonds also tends to be less well-developed or liquid than many other securities markets, a by-product of lower capital commitments to the asset class by the dealer community, which may adversely affect the Fund’s ability to sell Municipal Bonds it holds at attractive prices or value Municipal Bonds

Single State Municipal Securities Risk

The PIMCO California Municipal Intermediate Value Fund primarily invests in municipal securities issued by or on behalf of the State of California, its agencies, localities, and instrumentalities but may, at times, invest more than 25% of its respective net assets in municipal securities the principal and interest payments of which are paid by obligors located in a single state, other than California. The PIMCO National Municipal Intermediate Value Fund may, at times, invest more than 25% of its respective net assets in municipal securities issued by or on behalf of any single state. The Funds’ investments are therefore more vulnerable to events affecting a single state than investments of a Fund that invests in the municipal securities of a number of different states. The Funds’ investments could be adversely affected by events limited to a single state, such as local or state legislation affecting a single state’s municipalities or issuers, local or state changes in taxation of municipal securities, political changes, litigation against the State, or the effects of natural catastrophes more common in a single state than in other states, such as, in the case of a state like California, earthquakes or fires. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall single state’s municipal market.

California State-Specific Risk

A Fund that focuses its investments in California Municipal Bonds may be affected significantly by economic, regulatory, social, environmental or public health developments affecting the ability of California tax-exempt issuers to pay interest or repay principal. Certain issuers of California Municipal Bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain California issuers to pay principal or interest on their obligations. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries, and California’s government revenues tend to rely heavily on certain earners, and therefore are likely to be more volatile and to be adversely affected if the number of such earners (or their recognized income within a particular period of time) decreases. This is particularly the case given large budget deficits that have been identified and may continue. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives as well as environmental events or natural disasters, including but not limited to an earthquake or a wildfire, pandemics, epidemics or social unrest, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities and have an adverse effect on the debt obligations of California issuers.

New York State-Specific Risk

A Fund that focuses its investments in New York Municipal Bonds issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies, may be affected significantly by economic, regulatory or political developments affecting the ability of New York tax-exempt issuers to pay interest or repay principal. Certain issuers of New York Municipal Bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. Provisions of the New York Constitution and State statutes which limit the taxing and spending authority of New York governmental entities may impair the ability of New York issuers to pay principal and/or interest on their obligations, particularly given large budget deficits that have been identified and may continue. While New York’s economy is broad, it does have major concentrations in certain industries, such as financial services, and may be sensitive to economic problems affecting those industries. Future New York political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives as well as environmental events, natural disasters, pandemics, epidemics or social unrest could have an adverse effect on the debt obligations of New York issuers to pay principal or interest on their obligations. The economic and financial condition of New York also may be affected by various financial, social, economic, environmental, political and geopolitical factors. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse effect on New York Municipal Bonds held by the Fund. The growth rate of New York has at times been somewhat slower than the nation overall.

Municipal Project-Specific Risk

A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in general obligation bonds, particularly if there is a large concentration from issuers in a single state. This is because the value of municipal securities can be significantly affected by the political, economic, legal, and legislative realities of the particular issuer’s locality or municipal sector events or actual or perceived changes in economic, social or public health conditions. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipal securities. Similarly, changes to state or federal regulation tied to a specific sector, such as the hospital sector, could have an impact on the revenue stream for a given subset of the market.

Municipal securities are also subject to interest rate, credit, and liquidity risk.

Interest Rate Risk: The value of municipal securities, similar to other fixed income securities, will likely drop as interest rates rise in the general market. Conversely, when rates decline, bond prices generally rise.

Credit Risk: The risk that a borrower may be unable to make interest or principal payments when they are due. Funds that invest in municipal securities rely on the ability of the issuer to service its debt. This subjects a Fund to credit risk in that the municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its obligations. Municipal issuers with significant debt service requirements, in the near-to mid-term; unrated issuers and those with less capital and liquidity to absorb additional expenses may be most at risk. A Fund that invests in lower quality or high yield municipal securities may be more sensitive to the adverse credit events in the municipal market. The treatment of municipalities in bankruptcy is more uncertain, and potentially more adverse to debt holders, than for corporate issues.

Liquidity Risk: The risk that investors may have difficulty finding a buyer when they seek to sell, and therefore, may be forced to sell at a discount to the market value. Liquidity may sometimes be impaired in the municipal market and Funds that primarily invest in municipal securities may find it difficult to purchase or sell such securities at opportune times. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to a variety of factors, including overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity also may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Liquidity can be impaired due to interest rate concerns, credit events, or general supply and demand imbalances.

These adverse developments sometimes cause a Fund to endure higher redemption rates. Depending on the particular issuer and current economic conditions, municipal securities could be deemed more volatile investments.

In addition to general municipal market risks, different municipal sectors may face different risks. For instance, general obligation bonds are secured by the full faith, credit, and taxing power of the municipality issuing the obligation. As such, timely payment depends on the municipality’s ability to raise tax revenue and maintain a fiscally sound budget. The timely payments may also be influenced by any unfunded pension liabilities or other post-employee benefit plan liabilities.

Revenue bonds are secured by special tax revenues or other revenue sources. If the specified revenues do not materialize, then the bonds may not be repaid.

Private activity bonds are yet another type of municipal security. Municipalities use private activity bonds to finance the development of industrial facilities for use by private enterprise. Principal and interest payments are to be made by the private enterprise benefiting from the development, which means the holder of the bond is exposed to the risk that the private issuer may default on the bond.

Moral obligation bonds are usually issued by special purpose public entities. If the public entity defaults, repayment becomes a “moral obligation” instead of a legal one. The lack of a legally enforceable right to payment in the event of default poses a special risk for a holder of the bond because it has little or no ability to seek recourse in the event of default.

Municipal notes are similar to general municipal debt obligations, but they generally possess shorter terms. Municipal notes can be used to provide interim financing and may not be repaid if anticipated revenues are not realized.

In addition, a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors relative to taxable income. Lower income tax rates potentially reduce the advantage of owning municipal securities. Similarly, changes to state or federal regulation tied to a specific sector, such as the hospital sector, could have an impact on the revenue stream for a given subset of the market.

Floating Rate Securities Risk

Floating rate notes generally carry lower yields than fixed notes of the same maturity. Securities with variable or floating interest rates may be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or at the same pace, as interest rates in general. The interest rate for a floating rate note occasionally adjusts or resets by reference to a benchmark interest rate. Benchmark interest rates, such as Secured Overnight Financing Rate (“SOFR”), may not precisely track market interest rates. In general, securities with longer durations tend to be more sensitive to interest rate changes, which may make them more volatile than securities with shorter durations.

Tax-Exempt Status Risk

While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, resulting in increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund’s shares, to decline. Further, a Fund may rely on opinions of bond counsel given at the time a municipal security is originally issued, stating that the interest paid on those securities will be exempt from applicable income tax. Neither a Fund nor the Adviser will independently verify the opinions when given or whether the opinions have been changed by subsequent events. If the opinions are found to be invalid, a Fund may have taxable income from those securities, and shareholders’ portions of that income will be taxable, subjecting both the Fund and its shareholders to the possibility of substantial tax liabilities.

Taxation Risk

Although each Fund seeks to invest primarily in securities that are not subject to regular federal income tax, each Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. In addition, each Fund is authorized to invest up to 20% of its assets in securities the income from which is not tax-exempt and a higher percentage of its assets under extraordinary circumstances. Income from such investments will be taxable for state and/or federal income tax purposes.

With respect to any bonds that were acquired by a Fund at a more than de minimis discount to their adjusted issue price for federal income tax purposes, all or a portion of any gain recognized in connection with a sale or disposition of such bond will be required to be treated as ordinary interest income (and not capital gain or tax-exempt interest) to the extent of any “market discount” that has accrued during the period the bonds were held by the Fund. In addition, certain bonds held by a Fund may be restructured or modified in a manner that results in a “significant modification” for federal income tax purposes. In that case, the Fund will be treated as having exchanged the original bonds for new modified bonds in a taxable disposition and generally will recognize taxable gain or loss, without regard to whether the actual proceeds are received by the Fund in the restructuring. Any such gain recognized by the Fund may be treated as ordinary income to the extent of any market discount that has accrued in respect of the bonds at the time of the significant modification. Prospective investors should be aware that a Fund’s investments may generate taxable income without corresponding cash distributions, and investors generally will need to use their own funds to satisfy any tax liabilities arising from an investment in the Fund.

U.S. Treasury and Agency Securities Risk

Each Fund may invest in securities issued or guaranteed by the U.S. Treasury or its agencies and instrumentalities. Certain of these agency or instrumentality securities that a Fund may purchase are backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government.

General Obligation Bond Risk

General obligation bonds are generally secured by the obligor’s pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and an entity’s credit will depend on many factors.

AMT Bonds Risk

The Funds may invest in “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers. Such investments may expose a Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Lease Revenue Bond Risk

Lease revenue bonds and other municipal lease obligations may be considered less secure than a general obligation or revenue bond and may or may not include a debt service reserve fund. Lease revenue bonds rely on lease payments made by a government agency or a lessee. These payments may be subject to annual appropriations or termination, which can increase the risk of default. The value of these bonds may decline if the lessee faces financial stress or political pressure.

Because lease revenue bonds may lack the security of general obligation bonds, they can be more sensitive to economic conditions, credit assessments and changes in political leadership. There have also been certain legal challenges to the use of lease revenue bonds in various states.

Revenue Bond Risk

Revenue bonds are generally backed by and payable from the revenues derived from a specific facility or specific revenue source or sources. The income streams backing revenue bonds may be subject to a number of factors, such as business cycles, regulatory changes, or environmental factors. Unlike general obligation bonds, revenue bonds tend to be more sensitive to economic conditions. As a result, the revenue bonds in which a Fund invests may entail greater credit risk than the Fund’s investments in general obligation bonds.

Zero Coupon Bond Risk

Because zero coupon bonds do not make interest payments for a certain period of time, they are generally purchased by a Fund at a deep discount and their value fluctuates more in response to interest rate changes than does the value of debt obligations that make current interest payments. The degree of fluctuation with interest rate changes is greater when the deferred period is longer. The market prices of these bonds generally are more volatile than the market prices of securities that pay interest on a regular basis. This is especially true during periods of interest rate changes. Since a Fund will not receive cash payments earned on these securities on a current basis, the Fund may be required to make distributions from other sources, which may create tax liabilities for shareholders. This may result in higher portfolio turnover rates and the sale of securities at a time that is less favorable.

Short Exposure Risk

A Fund’s short sales and short positions, if any, are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any transaction costs (i.e., premiums and interest) paid to the broker-dealer to borrow securities. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero.

By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long security positions and make any change in the Fund’s NAV greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that any leveraging strategy the Fund employs will be successful during any period in which it is employed.

In times of unusual or adverse market, economic, regulatory, environmental or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Periods of unusual or adverse market, economic, regulatory, environmental or political conditions generally may exist for as long as six months and, in some cases, much longer. In response to market events, the SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on, and/or reporting requirements for, short sales of certain securities, including short positions on such securities acquired through swaps. Also, there is the risk that the third party to the short sale or short position will not fulfill its contractual obligations, causing a loss to the Fund.

An investment in either Acquired Fund or the Acquiring Fund is not deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Comparison of Fundamental Investment Restrictions

As noted above, the California Acquiring Fund’s investment objective is fundamental and may not be changed without shareholder approval, whereas each Acquired Fund’s and the National Acquiring Fund’s investment objective is non-fundamental and may be changed without shareholder approval. Otherwise, the fundamental investment restrictions, meaning those policies that may not be changed without shareholder approval, of the Acquired Funds and their corresponding Acquiring Funds are the same. Following the Reorganizations, the fundamental investment restrictions of each Surviving Fund will be the same as the corresponding Acquiring Fund. Please see Appendix D for the fundamental investment restrictions of the Funds.

Comparison of Non-Fundamental Investment Restrictions

As noted above, the California Acquiring Fund’s investment objective is fundamental and may not be changed without shareholder approval, whereas each Acquired Fund’s and the National Acquiring Fund’s investment objective is non-fundamental and may be changed without shareholder approval. Otherwise, the Funds’ non-fundamental investment restrictions, which may be changed by a vote of the Board without shareholder approval, are the same. Following the Reorganizations, the non-fundamental investment restrictions of the Surviving Funds will be the same as the corresponding Acquiring Fund. Please see Appendix D for the non-fundamental investment restrictions of the Funds.

Purchase, Redemption and Exchange of Shares

The purchase, redemption, and exchange rights of shares of the Acquired Funds and Institutional Class shares of the Acquiring Funds are the same. Please see each Acquiring Fund’s prospectus, each of which is incorporated herein by reference.

Comparison of Performance

California Reorganization

California Acquired Fund

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of certain indexes.

A fund registered under the Investment Company Act of 1940 and managed by Gurtin Municipal Bond Management (the “Predecessor Fund”) was reorganized into the Fund effective on March 15, 2019. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund. The Fund’s performance for periods prior to the commencement of operations effective March 18, 2019 is that of the Predecessor Fund. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to the Fund. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to the Fund’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e. a regulatory index) and (ii) one or more supplemental index(es). It is not possible to invest directly in an unmanaged index. The Fund’s regulatory index is the Bloomberg Municipal Bond Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The Bloomberg Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax- exempt bond market. The index is made up of all investment grade municipal bonds. The supplemental index shown is the

Bloomberg California 1-10 Year (1-12) Municipal Securities Index. The Bloomberg California 1-10 Year (1-12) Municipal Securities Index is a component of the Bloomberg California Municipal Bond Index, a subset of the Bloomberg Municipal Bond Index. The Bloomberg California Municipal Bond Index is the California component of the Bloomberg Municipal Bond Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/us/en/product-finder.

Calendar Year Total Returns – Institutional Class – as of December 31, 2024

Average Annual Total Returns (for periods ended 12/31/24)

	1 Year	5 Years	Since Inception (12/7/2015)

Institutional Class Return Before Taxes	1.00%	0.77%	1.72%

Institutional Class Return After Taxes on Distributions(1)	0.94%	0.70%	1.66%

Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	1.51%	0.96%	1.68%

Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	1.05%	0.99%	2.18%

Bloomberg California 1-10 Year (1-12) Municipal Securities Index (reflects no deductions for fees, expenses or taxes)	0.83%	0.93%	1.61%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

California Acquiring Fund

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of certain indexes. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to the Fund’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index. The Fund’s regulatory index is the Bloomberg Municipal Bond Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The Bloomberg Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The supplemental index shown is the Bloomberg California Intermediate Municipal Bond Index. The Bloomberg California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond Issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/us/en/product-finder.

Calendar Year Total Returns – Institutional Class – as of December 31, 2024

Average Annual Total Returns (for periods ended 12/31/24)

	1 Year	5 Years	10 Years

Institutional Class Return Before Taxes	1.99%	1.05%	1.95%

Institutional Class Return After Taxes on Distributions(1)	1.81%	0.95%	1.88%

Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	2.38%	1.28%	2.01%

Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	1.05%	0.99%	2.25%

Bloomberg California Intermediate Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	0.20%	0.75%	1.85%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

National Reorganization

National Acquired Fund

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of certain indexes.

A fund registered under the Investment Company Act of 1940 and managed by Gurtin Municipal Bond Management (the “Predecessor Fund”) was reorganized into the Fund effective March 15, 2019. The Predecessor Fund had an investment objective and strategies that were, in all materials respects, the same as those of the Fund. The Fund’s performance for periods prior to the commencement of operations on March 18, 2019 is that of the Predecessor Fund. The performance of the Predecessor Fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to the Fund. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to the Fund’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e. a regulatory index) and (ii) one or more supplemental index(es). It is not possible to invest directly in an unmanaged index. The Fund’s regulatory index is the Bloomberg Municipal Bond Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The Bloomberg Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued. The supplemental index shown is the Bloomberg Municipal Bond 1-10 Year Blend (1-12) Index. The Bloomberg Municipal Bond 1-10 Year Blend (1-12) Index is a component of the Bloomberg Municipal Bond Index representing securities with maturities of one to 12 years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/us/en/product-finder.

Calendar Year Total Returns – Institutional Class – as of December 31, 2024

Average Annual Total Returns (for periods ended 12/31/24)

	1 Year	5 Years	Since Inception (12/1/2015)

Institutional Class Return Before Taxes	1.57%	1.02%	1.85%

Institutional Class Return After Taxes on Distributions(1)	1.47%	0.96%	1.81%

Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	1.96%	1.18%	1.81%

Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	1.05%	0.99%	2.18%

Bloomberg Municipal Bond 1-10 Year Blend (1-12) Index (reflects no deductions for fees, expenses or taxes)	0.91%	1.03%	1.75%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

National Acquiring Fund

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of certain indexes. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund’s Institutional Class shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to the Fund’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index. The Fund’s regulatory index is the Bloomberg Municipal Bond Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The Bloomberg Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. The supplemental index shown is the Bloomberg 1-15 Year Municipal Bond Index. The Bloomberg 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. It is an unmanaged index representative of the tax exempt bond market.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/product-finder.

Calendar Year Total Returns – Institutional Class – as of December 31, 2024

Average Annual Total Returns (for periods ended 12/31/24)

	1 Year	5 Years	10 Years

Institutional Class Return Before Taxes	2.18%	1.63%	2.43%

Institutional Class Return After Taxes on Distributions(1)	1.92%	1.49%	2.34%

Institutional Class Return After Taxes on Distributions and Sales of Fund Shares(1)	2.56%	1.74%	2.38%

Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	1.05%	0.99%	2.25%

Bloomberg 1 – 15 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	0.88%	1.08%	2.04%

(1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.

Comparison of Management

Each Acquired Fund and each Acquiring Fund is advised by PIMCO. David Hammer, Brian Hannibal, and Peter Gunther, serve as the portfolio managers of each Acquired Fund. David Hammer and Kyle Christine serve as portfolio managers of each Acquiring Fund. PIMCO services as the administrator of each Acquired Fund and each Acquiring Fund.

The following table compares the advisory fees of Institutional Class shares of the Funds.

	California Acquired Fund	California Acquiring Fund
Advisory Fee	0.30%	0.225%

	National Acquired Fund	National Acquiring Fund
Advisory Fee	0.30%	0.22%

Portfolio Managers

As noted above, David Hammer, Brian Hannibal, and Peter Gunther serve as the portfolio managers of each Acquired Fund. David Hammer and Kyle Christine serve as portfolio managers of each Acquiring Fund. PIMCO services as the administrator of each Acquired Fund and each Acquiring Fund.

David Hammer has managed each of the Acquired Funds since March 2022 and each of the Acquiring Funds since June 2016. Mr. Hammer is a managing director in the Newport Beach office and leads municipal bond portfolio management, with oversight of the firm’s municipal investment grade, high yield, taxable, and separately managed accounts. He is the lead portfolio manager on PIMCO’s municipal bond fund complex, including investment grade, high yield, state-specific, closed-end funds, and interval funds. Prior to rejoining PIMCO in 2015, he was a managing director at Morgan Stanley, where he was head of municipal trading, risk management, and research. He has investment experience since 2002 and holds an undergraduate degree from Syracuse University.

Brian Hannibal has managed each of the Acquired Funds since March 2022. Mr. Hannibal is a portfolio manager for PIMCO Municipals in the San Diego office. Prior to joining PIMCO in 2021, he was a portfolio manager at Gurtin Municipal Bond Management, a PIMCO company, where he was responsible for strategy management and execution. Previously, Mr. Hannibal worked for Eaton Vance Investment Managers as a portfolio management assistant in the firm’s municipal bond group. He has investment experience since 2006 and holds an undergraduate degree in economics from San Diego State University.

Peter Gunther, Vice President of PIMCO, has managed each of the Acquired Funds since March 2022. Mr. Gunther is a portfolio manager for PIMCO Municipals in the San Diego office. Prior to joining PIMCO in 2021, he was a vice president in portfolio management for Gurtin Municipal Bond Management, a PIMCO company. Previously, he worked as an investment analyst at Manulife Asset Management and also at John Hancock Investments. He has investment experience since 2011 and holds a graduate degree from California State University, Long Beach, and an undergraduate degree from the University of San Diego.

Kyle Christine has managed each of the Acquiring Funds since April 2023. Mr. Christine is a senior vice president and municipal bond portfolio manager in the Newport Beach office. He is a portfolio manager on PIMCO’s municipal bond fund complex, including investment grade, high yield, state-specific, closed-end funds, and interval funds. He is also a member of the insurance solutions team for multi-asset insurance accounts and has previously served as a rotating member of PIMCO’s Americas portfolio committee. Prior to joining PIMCO in 2017, he was an institutional high yield and taxable municipal bond trader at Morgan Stanley. He has investment and financial services experience since 2012 and holds an undergraduate degree from Union College (NY).

Payment to Broker-Dealers and Other Financial Firms

If you purchase shares of an Acquired Fund or Acquiring Fund through a broker-dealer or other financial firm (such as a bank), the Fund and/or its related companies (including PIMCO) may pay the financial firm for the sale of those shares of the Fund and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial firm and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial firm’s website for more information.

Supervisory and Administrative Fees

Each Fund pays for the supervisory and administrative services it requires under what is essentially an all-in fee structure. Shareholders of each Fund pay a supervisory and administrative fee to PIMCO, computed as a percentage of the Fund’s assets attributable in the aggregate to that class of shares. PIMCO, in turn, provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds bear other expenses which are not covered under the supervisory and administrative fee which may vary and affect the total level of expenses paid by the shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel. PIMCO generally earns a profit on the supervisory and administrative fee paid by the Funds. Also, under the terms of the supervision and administration agreement, PIMCO, and not Fund shareholders, would benefit from any price decreases in third-party services, including decreases resulting from an increase in net assets.

The following table shows the supervisory and administrative fees paid by each Acquired Fund and each Acquiring Fund for Institutional Class shares, stated as a percentage of the average daily net assets attributable to the class’s shares taken separately. Acquiring Fund supervisory and administrative fees are not expected to change following the Reorganizations. For illustrative purposes, pro forma supervisory and administrative fees of the Acquiring Funds – the estimated and hypothetical supervisory and administrative fees of each Acquiring Fund after giving effect to the Reorganizations – are also shown below.

Institutional Class
California Acquired Fund	0.20%
California Acquiring Fund	0.22%
California Acquiring Fund Pro Forma	0.22%

Institutional Class
National Acquired Fund	0.20%
National Acquiring Fund	0.23%
National Acquiring Fund Pro Forma	0.23%

Please refer to the Annual Fund Operating Expenses table above for comparative information about the gross expenses of Institutional Class of the Funds, as well as pro forma fees and expenses of each Acquiring Fund after giving effect to the Reorganizations. For more information on each of the service providers and portfolio managers noted above, please see Appendix B.

Material Differences in the Rights of Fund Shareholders

The Acquired Funds and the Acquiring Funds are each series of PIMCO Funds, a Massachusetts business trust, governed by a Board of Trustees made up of ten members. The Funds are governed by the same Amended and Restated Declaration of Trust (the “Declaration of Trust”) and Amended and Restated By-Laws (the “By-Laws”). The chart in the section entitled “Rights of Shareholders” of this Information Statement/Prospectus provides information regarding the rights of each Fund’s shareholders under PIMCO Funds’ Declaration of Trust and By-Laws. Copies of these documents are available to shareholders without charge upon written request to the Funds.

Capitalization of the Funds

The following table shows on an unaudited basis the capitalization of each Acquired Fund and Institutional Class shares of each Acquiring Fund as of March 31, 2025, and on a pro forma basis after giving effect to the Reorganizations.

(Amounts in thousands, except per share amounts)

	Net Assets	Net Asset Value Per Share	Shares Outstanding
California Acquired Fund — Institutional Class	$25,782	$9.95	2,591
California Acquiring Fund — Institutional Class	$121,901	$9.26	13,171
Adjustments	—	—	193
California Acquiring Fund — Institutional Class (pro forma)	$147,683	$9.26	15,995

	Net Assets	Net Asset Value Per Share	Shares Outstanding
National Acquired Fund — Institutional Class	$81,639	$9.97	8,190
National Acquiring Fund — Institutional Class	$628,265	$10.22	61,451
Adjustments	—	—	(202)
National Acquiring Fund — Institutional Class (pro forma)	$709,904	$10.22	69,439

Additional Information about the Reorganizations

Please refer to “Additional Information Regarding the Reorganizations” below for more information about the Reorganizations, including information with respect to the rights of shareholders, purchase, exchange and redemption policies, distribution arrangements, dividends and other distributions, the Reorganization Agreements and expenses of the Reorganizations.

Additional Information Regarding the Reorganization

Management Arrangements

Each Acquired Fund and each Acquiring Fund is advised by PIMCO.

Each Acquired Fund and each Acquiring Fund has a “unified fee” structure wherein each Acquired Fund and each Acquiring Fund pays two fees to PIMCO in return for required services that PIMCO provides or arranges to provide for the Funds. This unified fee structure is comprised of the advisory fee and supervisory and administrative fee, as described in each Fund’s prospectus. Under the unified fee structure, PIMCO provides or procures advisory and supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs (and excluding taxes and governmental fees, brokerage fees, commissions and other transaction expenses, organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel). As such, the unified fee structure is designed to be an “all-in” fee structure that pays for the fees and costs of all PIMCO and third-party provided services under a structure that is expected to be less variable from year to year than a traditional mutual fund fee structure.

Institutional Class of each Acquiring Fund has a lower expense ratio than the corresponding Acquired Fund. Following the Reorganizations, it is anticipated that the expense ratio of Institutional Class of the Acquiring Funds’ will continue to be lower than that of the corresponding Acquired Fund.

PIMCO has contractually agreed through July 31, 2026 to waive a portion of each Fund’s supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund’s pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO. PIMCO may not recoup from an Acquiring Fund any expenses previously waived and/or reimbursed for the applicable Acquired Fund.

The Reorganization Agreements

The terms and conditions under which the Reorganizations may be consummated are set forth in the Reorganization Agreements. Significant provisions of the Reorganization Agreements are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreements, a form of which is attached to this Information Statement/Prospectus as Appendix A. The Board has approved the Reorganization Agreements.

Each Reorganization Agreement provides for: (i) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for Institutional Class shares of the Acquiring Fund of equal aggregate net asset value; (ii) the assumption by the Acquiring Fund of all liabilities of the Acquired Fund; (iii) the distribution of the Acquiring Fund Institutional Class shares pro rata to the shareholders of the Acquired Fund; and (iv) the subsequent termination, dissolution and complete liquidation of the Acquired Fund. With respect to each Fund’s net asset value calculation for purposes of the Reorganizations, the net asset value will be based on the valuation procedures described in such Fund’s then-current prospectus and statement of additional information. Following the Reorganizations, each owner of the Acquired Fund will receive Institutional Class shares of the applicable Acquiring Fund.

Each Reorganization is subject to certain conditions, including: (i) the Funds’ receipt of an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes; (ii) the receipt of all consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the Reorganization; and (iii) the effectiveness of this Information Statement/Prospectus under applicable law and the absence of any stop order suspending the effectiveness of this Information Statement/Prospectus. In addition, the Funds have made certain representations and warranties to each other.

Each Reorganization Agreement also requires that the Funds take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. Each Reorganization Agreement may be terminated by mutual agreement of the parties or by one party on certain other grounds set forth in the Reorganization Agreement.

Please refer to Appendix A to review the terms and conditions of the Reorganization Agreements.

Expenses of the Reorganization

PIMCO will bear the direct costs associated with each Reorganization. The Acquiring Funds, the Acquired Funds and their respective shareholders will not bear any direct costs arising in connection with the transactions contemplated by the Reorganization Agreements, other than any brokerage commissions or other portfolio transaction costs incurred by a Fund, which will be borne by such Fund. The expenses of the Reorganizations include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Information Statement/Prospectus, legal fees, accounting fees and securities registration fees. The direct expenses of the Reorganizations, which will be borne by PIMCO, are estimated to be up to $550,000. This does not include the transaction costs described in “Portfolio Transitioning” below.

Portfolio Transitioning

The Acquired Funds are not expected to undergo material portfolio repositioning in connection with the Reorganizations.

Federal Income Tax Consequences

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of each Reorganization, the Acquired Fund and the Acquiring Fund will receive an opinion from Dechert LLP substantially to the effect that, as further described below, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes:

•

The transfer by the Acquired Fund of all of its assets to the Acquiring Fund in exchange solely for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, and the distribution of such shares to the Acquired Fund shareholders, as provided in the Reorganization Agreement, will constitute a “reorganization” within the meaning of section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of section 368(b) of the Code;

•

Under sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Acquired Fund upon (i) the transfer of all its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund or (ii) the distribution of shares of the Acquiring Fund by the Acquired Fund to its shareholders in liquidation, except that the Acquired Fund may be required to recognize gain or loss with respect to (A) contracts described in Section 1256(b) of the Code, (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code, or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

•

Under section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon receipt of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

•

Under section 354 of the Code, no gain or loss will be recognized by the shareholders of the Acquired Fund upon the distribution to them by the Acquired Fund of the shares of the Acquiring Fund in exchange for their shares of the Acquired Fund;

•	Under section 358 of the Code, the basis of shares of the Acquiring Fund received by shareholders of the Acquired Fund will be the same as the basis of the Acquired Fund shares exchanged therefor;

•

Under section 362(b) of the Code, the basis of the Acquired Fund’s assets received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the exchange, except with respect to (A) contracts described in section 1256(b) of the Code, (B) stock in passive foreign investment companies, as defined in section 1297(a) of the Code, and (C) any other asset on which gain was recognized by the Acquired Fund upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

•

Under section 1223(1) of the Code, each shareholder’s holding period in the shares of the Acquiring Fund will be determined by including the period for which the shareholder held the shares of the Acquired Fund exchanged therefor, provided that the shareholder held such shares of the Acquired Fund as a capital asset at the time of the exchange;

•

Under section 1223(2) of the Code, the holding period of the Acquiring Fund with respect to the Acquired Fund’s assets will include the period for which the Acquired Fund’s assets were held by the Acquired Fund; and

•

The Acquiring Fund will succeed to and take into account those tax attributes of the Acquired Fund that are described in section 381(c) of the Code, subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations.

Each opinion will be based on certain factual certifications made by the officers of the Acquired Fund and the Acquiring Fund and will also be based on customary assumptions. It is possible that the IRS or a court could disagree with Dechert LLP’s opinions, which therefore cannot be free from doubt.

Opinion of counsel is not binding upon the IRS or the courts. If each Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Acquired Fund shares and the fair market value of the shares of the Acquiring Fund he or she received. Shareholders of the Acquired Fund should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances.

The Reorganizations are expected to end the tax year of the Acquired Funds, which could accelerate distributions to shareholders from an Acquired Fund for its short tax year ending on the Closing Date. On or before the Closing Date, an Acquired Fund may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, and net realized capital gains, if any, through the Closing Date (including any gains attributable to sales of assets prior to the Closing Date). These distributions, aside from distributions of net tax-exempt income properly reported as exempt-interest dividends, will be taxable to shareholders with taxable accounts.

Capital gains or losses realized in connection with repositioning (if any) of an Acquired Fund’s portfolio will depend on the value of such Acquired Fund’s assets at the actual time of repositioning. Capital gains, if any, recognized as a result of these sales on a net basis, after the application of any available capital loss carryforward, will be distributed to an Acquired Fund’s shareholders as one or more capital gain dividends and/or ordinary dividends, and such distributions will be taxable to such Acquired Fund’s shareholders with taxable accounts.

The Acquiring Fund’s ability to use the capital loss carryovers of the Acquired Fund, if any, to offset gains of the Acquiring Fund in a given tax year after the Reorganization may be limited by loss limitation rules under Federal tax law. The impact of those loss limitation rules will depend on the relative sizes of, and the losses and gains in, the Funds at the time of the Reorganization and thus cannot be calculated precisely at this time. The ability of the Acquiring Fund to use capital losses to offset gains (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses.

This description of the U.S. federal income tax consequences of each Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion relates only to the U.S. federal income tax consequences of the Reorganizations, shareholders of each Acquired Fund should also consult their tax advisors as to the state, local and foreign tax consequences, if any, of the Reorganizations.

Organization

Each Acquired Fund and each Acquiring Fund is organized as a series of PIMCO Funds, an open-end management investment company established under Massachusetts law as a Massachusetts business trust. PIMCO Funds is governed by a Board of Trustees consisting of ten members. For additional information on the history of PIMCO Funds, please see the statement of additional information for each Acquired Fund and each Acquiring Fund, dated August 1, 2025, as supplemented.

Rights of Shareholders

The Funds are series of PIMCO Funds, a Massachusetts business trust governed by a Board of Trustees made up of ten members. The Funds are governed by the same Declaration of Trust and By-Laws. The below table summarizes certain notable shareholder rights of the Trust.

Further information about each Fund’s governance structure is contained in the Fund’s Statement of Additional Information and its governing documents, which are on file with the SEC.

Voting Rights	Shareholders have power to vote only (i) for the election of Trustees; (ii) for the removal of Trustees; (iii) with respect to termination of PIMCO Funds; (iv) with respect to certain amendments of PIMCO Funds’ Declaration of Trust; (v) to the same extent as the stockholders of Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of PIMCO Funds or any series or class thereof or the shareholders; and (vi) with respect to such additional matters relating to PIMCO Funds as may be required by the Declaration of Trust, the By-Laws, or any registration of PIMCO Funds as an investment company under the 1940 Act with the SEC or as the Trustees may consider necessary or desirable.
Shareholder Quorum	The holders of a majority of outstanding shares present in person or by proxy.
Election of Trustees	Trustees elected by shareholders are elected by shareholders owning of record a plurality of the shares voting at a meeting of shareholders.
Removal of Trustees	Any Trustee may be removed at any shareholder meeting by a vote of two-thirds of the outstanding shares.
Amendments to the Declaration of Trust	PIMCO Funds’ Declaration of Trust may be amended by a vote of the holders of a majority of the shares outstanding and entitled to vote.

Approval of a Consolidation or Merger	PIMCO Funds or any series or class thereof may merge or consolidate with any other corporation, association, trust or other organization upon such terms and conditions and for such consideration when and as authorized by an instrument in writing signed by a majority of the Trustees.
Termination of a Fund	PIMCO Funds or any series thereof may be terminated by an instrument in writing signed by a majority of the Trustees, or by the affirmative vote of the holders of a majority of the shares of the Trust or series outstanding and entitled to vote at any meeting of shareholders.

Dividends and Other Distributions

Each of the Acquired Funds and each of the Acquiring Funds intends to declare income dividends daily and distribute them monthly to shareholders of record. Each of the Acquired Funds and each of the Acquiring Funds distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually.

Purchase, Exchange and Redemption Policies

Each Acquiring Fund’s policies for buying, exchanging and redeeming shares are substantially identical to the policies of each corresponding Acquired Fund. Please see each Acquiring Fund’s prospectus, each of which is incorporated herein by reference.

Distribution Arrangements

PIMCO Investments LLC is the principal underwriter and distributor for shares of each Fund and is located at 1633 Broadway, New York, NY 10019.

Institutional Class shares of the Funds are not subject to distribution and servicing fees.

For a complete description of each Fund’s distribution and service arrangements, see the “Fund Distributions” and “Servicing Arrangements” sections of each Fund’s prospectus and the “Distribution of Trust Shares” section of each Fund’s statement of additional information.

Transfer Agent

SS&C Global Investor and Distribution Solutions, Inc. is the transfer agent for each Fund.

Custodian

State Street Bank & Trust Co. is the Custodian for each Fund.

Financial Highlights

The financial highlights table is intended to help a shareholder understand each Acquired Fund’s and Acquiring Fund’s financial performance for the last five fiscal years or, if shorter, the period since the Fund commenced operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for each Acquired Fund and each Acquiring Fund, whose report, along with each Fund’s financial statements, are included in Form N-CSR filed with the SEC. The financial statements are available free of charge by calling the Trust at 1.800.927.4648. The financial statements are also available for download free of charge on the Trust’s website at pimco.com.

Note: All footnotes to the financial highlights table appear at the end of the tables.

PIMCO California Municipal Intermediate Value Fund

Institutional Class ^	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
NET ASSET VALUE, Beginning of Period(a)	$10.03	$10.00	$10.08	$10.59	$10.43
INVESTMENT OPERATIONS
Net investment income(b)	0.24	0.20	0.17	0.14	0.18
Net realized and unrealized gain (loss)	(0.07)	0.03	(0.08)	(0.51)	0.20
Total from Investment Operations	0.17	0.23	0.09	(0.37)	0.38
DISTRIBUTIONS TO SHAREHOLDERS FROM(c)
Net investment income	(0.25)	(0.20)	(0.17)	(0.14)	(0.17)
Net realized gain	0.00	0.00	0.00	0.00	(0.05)
Total Distributions to Shareholders	(0.25)	(0.20)	(0.17)	(0.14)	(0.22)
NET ASSET VALUE, End of Period(a)	9.95	10.03	10.00	10.08	10.59
TOTAL RETURN(d)	1.67%	2.38%	0.96%	(3.52)%	3.65%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s) omitted	$25,752	$27,357	$26,377	$66,115	$70,364
Ratios to Average Net Assets:
Net investment income	2.44%	2.06%	1.71%	1.34%	1.68%
Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses excluding waivers	0.50%	0.50%	0.50%	0.50%	0.50%
Expenses excluding interest expense	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses excluding interest expense and waivers	0.50%	0.50%	0.50%	0.50%	0.50%
PORTFOLIO TURNOVER RATE	24%	24%	4%	11%	5%

PIMCO California Intermediate Municipal Bond Fund

Institutional Class ^	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
NET ASSET VALUE, Beginning of Period(a)	$9.41	$9.33	$9.48	$10.10	$9.85
INVESTMENT OPERATIONS
Net investment income(b)	0.32	0.28	0.24	0.15	0.21
Net realized and unrealized gain (loss)	(0.15)	0.08	(0.15)	(0.61)	0.25
Total from Investment Operations	0.17	0.36	0.09	(0.46)	0.46
DISTRIBUTIONS TO SHAREHOLDERS FROM(c)
Net investment income	(0.32)	(0.28)	(0.24)	(0.16)	(0.21)
Net realized gain	0.00	0.00	0.00	0.00	0.00
Total Distributions to Shareholders	(0.32)	(0.28)	(0.24)	(0.16)	(0.21)
NET ASSET VALUE, End of Period(a)	9.26	9.41	9.33	9.48	10.10
TOTAL RETURN(d)	1.81%	3.97%	0.98%	(4.66)%	4.70%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s) omitted	$121,901	$126,420	$84,144	$142,651	$119,694
Ratios to Average Net Assets:
Net investment income	3.42%	3.09%	2.57%	1.52%	2.07%
Expenses	0.445%	0.445%	0.445%	0.445%	0.445%
Expenses excluding waivers	0.445%	0.445%	0.445%	0.445%	0.445%
Expenses excluding interest expense	0.445%	0.445%	0.445%	0.445%	0.445%
Expenses excluding interest expense and waivers	0.445%	0.445%	0.445%	0.445%	0.445%
PORTFOLIO TURNOVER RATE	58%	25%	69%	36%	22%

PIMCO National Municipal Intermediate Value Fund

Institutional Class ^	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
NET ASSET VALUE, Beginning of Period(a)	$10.05	$10.07	$10.17	$10.67	$10.44
INVESTMENT OPERATIONS
Net investment income(b)	0.28	0.24	0.19	0.14	0.17
Net realized and unrealized gain (loss)	(0.07)	(0.02)	(0.10)	(0.50)	0.23
Total from Investment Operations	0.21	0.22	0.09	(0.36)	0.40

DISTRIBUTIONS TO SHAREHOLDERS FROM(c)
Net investment income	(0.29)	(0.24)	(0.19)	(0.14)	(0.17)
Net realized gain	0.00	0.00	0.00	0.00	0.00
Total Distributions to Shareholders	(0.29)	(0.24)	(0.19)	(0.14)	(0.17)
NET ASSET VALUE, End of Period(a)	9.97	10.05	10.07	10.17	10.67
TOTAL RETURN(d)	2.09%	2.21%	0.90%	(3.44)%	3.89%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s) omitted	$81,639	$121,511	$133,545	$213,077	$183,600
Ratios to Average Net Assets:
Net investment income	2.84%	2.40%	1.85%	1.29%	1.63%
Expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses excluding waivers	0.50%	0.50%	0.50%	0.50%	0.50%
Expenses excluding interest expense	0.39%	0.39%	0.39%	0.39%	0.39%
Expenses excluding interest expense and waivers	0.50%	0.50%	0.50%	0.50%	0.50%
PORTFOLIO TURNOVER RATE	25%	22%	27%	7%	23%

PIMCO National Intermediate Municipal Bond Fund

Institutional Class ^	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021
NET ASSET VALUE, Beginning of Period(a)	$10.40	$10.27	$10.36	$11.01	$10.61
INVESTMENT OPERATIONS
Net investment income(b)	0.38	0.36	0.29	0.21	0.22
Net realized and unrealized gain (loss)	(0.18)	0.13	(0.11)	(0.65)	0.40
Total from Investment Operations	0.20	0.49	0.18	(0.44)	0.62
DISTRIBUTIONS TO SHAREHOLDERS FROM(c)
Net investment income	(0.38)	(0.36)	(0.27)	(0.21)	(0.22)
Net realized gain	0.00	0.00	0.00	0.00	0.00
Total Distributions to Shareholders	(0.38)	(0.36)	(0.27)	(0.21)	(0.22)
NET ASSET VALUE, End of Period(a)	10.22	10.40	10.27	10.36	11.01
TOTAL RETURN(d)	1.90%	4.91%	1.81%	(4.06)%	5.89%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s) omitted	$628,265	$441,816	$332,824	$89,322	$88,749
Ratios to Average Net Assets:
Net investment income	3.63%	3.57%	2.89%	1.91%	2.03%
Expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Expenses excluding waivers	0.45%	0.45%	0.45%	0.45%	0.45%
Expenses excluding interest expense	0.45%	0.45%	0.45%	0.45%	0.45%

Expenses excluding interest expense and waivers	0.45%	0.45%	0.45%	0.45%	0.45%
PORTFOLIO TURNOVER RATE	20%	47%	68%	27%	18%

^  A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.

(a)  Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

(b)  Per share amounts based on average number of shares outstanding during the year or period.

(c) The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)  Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [ ] day of [ ], 2025, by and between [ ] (the “Acquiring Fund”) and [ ] (the “Acquired Fund”), each a series of PIMCO Funds, a Massachusetts business trust (the “Trust”) and, with respect to Sections 2.4, 4.3 and 10.2 of this Agreement, Pacific Investment Management Company, LLC, a limited liability company organized under the laws of the State of Delaware (“PIMCO”).

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). Subject to the terms and conditions set forth herein, the Reorganization (as defined below) will consist of the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Fund to the Acquiring Fund in exchange for shares of beneficial interest of the corresponding class of shares of the Acquiring Fund (as set forth on Exhibit A) (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all of the Liabilities (as defined in Section 1.3) of the Acquired Fund, and the distribution of the Acquiring Fund Shares pro rata, by class, to the shareholders of the corresponding class of shares of the Acquired Fund followed as soon as practicable by the complete liquidation of the Acquired Fund (the “Reorganization”).

The Acquired Fund and Acquiring Fund are acting separately from all other parties and series of the Trust, and not jointly or jointly and severally with any other party.

WHEREAS, each of the Acquired Fund and the Acquiring Fund is a series of an open-end, investment company of the management type registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Board of Trustees of the Trust has determined that the Reorganization is in the best interests of each of the Acquiring Fund and the Acquired Fund and that the interests of the existing shareholders of each of the Acquiring Fund and Acquired Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF ACQUIRED FUND LIABILITIES; LIQUIDATION OF THE ACQUIRED FUND

1.1.Subject to the requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in Section 2.1) (or as soon thereafter as is reasonably practicable), the Acquired Fund agrees to sell, assign, convey, transfer and deliver the Assets (as defined in Section 1.2) to the Acquiring Fund. In exchange therefor, at the Effective Time (or as soon thereafter as is reasonably practicable), the Acquiring Fund agrees to (i) deliver to the Acquired Fund a number of full and fractional (if any) Acquiring Fund Shares (of the corresponding class) computed in the manner set forth in Section 2.3 and (ii) assume all Liabilities of the Acquired Fund, as set forth herein. Such transactions shall take place at the closing provided for in Section 3.1.

1.2. The assets of the Acquired Fund to be sold, assigned, conveyed, transferred and delivered to the Acquiring Fund, shall consist of all assets and property, including, without limitation, all rights of the Acquired Fund, cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, potential and existing causes of action, and any deferred or prepaid expenses owned by or otherwise shown as an asset on the books of the Acquired Fund or balance sheet of the Acquired Fund prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) at the Effective Time, books and records, and any other property owned by the Acquired Fund at the Effective Time (collectively, the “Assets”).

1.3. The Acquired Fund will use commercially reasonable efforts to discharge all of its known and existing liabilities and obligations prior to the Effective Time, other than liabilities and obligations necessary or appropriate for the Acquired Fund’s normal investment operations that were incurred in the ordinary course of business consistent with past practice. The Acquiring Fund shall assume all liabilities and obligations of any kind of the Acquired Fund whether or not determinable on the Closing Date (as defined in Section 3.1) and whether or not specifically referred to in this Agreement (collectively, the “Liabilities”).

1.4. At the Effective Time (or as soon thereafter as is reasonably practicable), the Acquired Fund will distribute the Acquiring Fund Shares pro rata, by class, to the record holders of the corresponding class of shares of the Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”). Such distribution will be accomplished by the transfer of the corresponding Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund (or its transfer agent) in the names of the Acquired Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares, by class, to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the corresponding class of shares of the Acquired Fund (the “Acquired Fund Shares”) owned by Acquired Fund Shareholders at the Effective Time. All issued and outstanding Acquired Fund Shares will simultaneously be redeemed and canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange. As soon as reasonably practicable thereafter, the Acquired Fund will be liquidated, dissolved and otherwise terminated. The Acquired Fund shall not conduct any business on or after the Closing Date (as defined in Section 3.1) except in connection with its satisfaction of any post-Reorganization obligations or liabilities pursuant to this Agreement or its dissolution, liquidation, and termination of its business.

1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund’s then-current prospectus and statement of additional information.

1.6. Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns due, giving effect to extensions, relating to tax periods ending on or prior to the Closing Date (as defined in Section 3.1), or other documents with the U.S. Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund; moreover, any tax returns of the Acquired Fund for a taxable year ending on or prior to the Closing Date shall be the responsibility of the Acquired Fund.

1.7. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or dividends received on or after the Closing with respect to securities or other instruments transferred to the Acquiring Fund hereunder. The Acquired Fund will transfer to the Acquiring Fund any distributions, rights, stock dividends or other securities or payments received or otherwise for any reason held in the name of the Acquired Fund after the Closing Date, as distributions on or with respect to the securities or other instruments transferred to the Acquiring Fund as appropriate. Such assets shall be deemed included in the Assets and shall not be separately valued, unless the securities are in respect of a distribution which shall have gone “ex” or are otherwise appropriate for valuation prior to the Effective Date, in which case any such distribution that remains unpaid or securities that remain held in the name of the Acquired Fund at the Closing shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

1.8. All books and records of the Acquired Fund shall be made available to the Acquiring Fund from and after the Closing Date and turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.	VALUATION

2.1 The value of the Assets of the Acquired Fund shall be determined as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time, and after the declaration and payment of any dividends and/or other distributions on the Closing Date (as defined in Section 3.1) (the “Effective Time”), using the valuation procedures established by the Board of Trustees of the Trust. The Acquired Fund and the Acquiring Fund hereby agree to cooperate with the other party in valuing the securities and other investments held by the Acquired Fund, as well as determining the amount of Liabilities, for purposes of the Reorganization.

2.2 The net asset value of Acquiring Fund Shares shall be the net asset value computed as of the Effective Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures established by the Board of Trustees of the Trust.

2.3 The number of Acquiring Fund Shares, by class, to be issued (including fractional shares to the third decimal place, if any) in exchange for the Assets shall be determined with respect to each class of the Acquired Fund by dividing the value of the Assets (net of Liabilities) with respect to each class of shares of the Acquired Fund, determined in accordance with Section 2.1, by the net asset value of the Acquiring Fund Shares of the corresponding class, determined in accordance with Section 2.2.

2.4 All computations of value with respect to the Acquired Fund and Acquiring Fund shall be made by PIMCO in its capacity as adviser and administrator for both the Acquired Fund and Acquiring Fund. Such computations shall be subject to confirmation by the Acquired Fund’s and Acquiring Fund’s transfer agent and independent registered public accounting firm, as applicable.

3.	CLOSING AND CLOSING DATE

3.1 The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of PIMCO at or after 4:00 p.m. ET on or about [ ], or at such other place and/or on such other date and in such manner (including by telephone, e-mail or virtual means) as to which the parties may agree (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of the Effective Time, unless otherwise agreed to by the parties.

3.2 State Street Bank and Trust Company (“State Street”) is the custodian for both the Acquired Fund and Acquiring Fund. The Acquired Fund shall direct State Street to transfer in proper form the Assets of the Acquired Fund to the Acquiring Fund, as of the Closing Date (or as soon thereafter as is reasonably practicable). Upon request of the Acquiring Fund, The Acquired Fund shall instruct State Street to present to the Acquiring Fund the portfolio securities and other assets of the Acquired Fund in the form of an asset list or other written instrument certified or signed by a duly authorized officer of State Street for examination no later than three business days preceding the Closing Date or otherwise confirm that the Acquiring Fund has access to such information or otherwise confirm that the Acquiring Fund has access to such information. If applicable, such certified list or instrument shall state that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Except as otherwise agreed, those portfolio securities and other assets comprising the Assets shall be transferred and delivered as of the Closing Date (or as soon thereafter as is reasonably practicable) by the Acquired Fund for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Any of the Acquired Fund’s portfolio securities and instruments held in book entry form at a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date (or as soon thereafter as is reasonably practicable) by book entry transfer in accordance with the customary practices of such depositories. The Acquired Fund shall direct State Street to deliver cash of the Acquired Fund by wire transfer of available funds, or such other means as the Acquired Fund and Acquiring Fund may agree is appropriate, on the Closing Date (or as soon thereafter as is reasonably practicable). No later than one week after the Closing Date, the Acquired Fund shall also deliver a schedule of the tax basis of each Asset transferred by the Acquired Fund or otherwise confirm that the Acquiring Fund has access to such information.

3.3 With respect to the Reorganization, the Acquired Fund shall direct SS&C Global Investor and Distribution Solutions, Inc., in its capacity as transfer agent for the Acquired Fund and the Acquiring Fund (the “Transfer Agent”), to deliver to the Acquiring Fund at the Closing a certificate of a duly authorized officer of the Transfer Agent stating that the Acquired Fund’s records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares by class owned by each Acquired Fund Shareholder immediately prior to the Closing. Upon request of the Acquired Fund, the Acquiring Fund shall issue and deliver to the Acquired Fund, prior to the Effective Time, a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund at the Effective Time (or as soon thereafter as is reasonably practicable), or provide other evidence satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund (or the Transfer Agent).

3.4 In the event that at the Effective Time or immediately prior to the Closing Date, (a) the NYSE or another primary trading market for portfolio securities or other assets of the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Effective Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or until such day as the parties may mutually agree.

4.	REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of the Acquired Fund, the Acquired Fund represents and warrants to the Acquiring Fund, as follows:

(a) The Acquired Fund is a duly established series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts, with power under its Amended and Restated Declaration of Trust and Amended and Restated By-Laws, each as may be amended from time to time, to own all of its Assets and to carry on its business as it is presently conducted.

(b) The Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and the current registration statement of the Acquired Fund under the 1940 Act and the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect on the Closing Date.

(c) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws or any other law, rule or regulation.

(d) The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) At the Effective Time, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens, or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act.

(f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result in, a violation of Massachusetts law or a material violation of its Amended and Restated Declaration of Trust or Amended and Restated By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound.

(g) The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound.

(h) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments) will terminate with respect to the Acquired Fund without liability or obligation to the Acquired Fund on or prior to the Effective Time.

(i) Except as otherwise disclosed to the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquired Fund’s knowledge, threatened against the Acquired Fund or any of its property or assets that, if adversely determined, would materially and adversely affect the Acquired Fund’s financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund’s business or its ability to consummate the transactions herein contemplated.

(j) The Acquiring Fund has access to or has been furnished with the Acquired Fund’s annual report to shareholders for the fiscal period ended March 31, 2025, and its semi-annual report to shareholders for the fiscal period ended September 30, 2025.

(k) The Acquiring Fund has access to or has been furnished with a statement of assets, liabilities and capital and a schedule of investments of the Acquired Fund as of the Effective Time. The Assets and Liabilities of the Acquired Fund and the net asset value of the Acquired Fund calculated as of the Closing Date will be true and correct and calculated in accordance with GAAP and Section 2 hereof.

(l) The financial statements, including the notes thereto, the financial highlights and the schedule of investments, of the Acquired Fund at March 31, 2025, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm to the Acquired Fund and the Acquiring Fund, and are in accordance with GAAP consistently applied, and such financial statements (true and correct copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other Liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(m) The financial statements, including the notes thereto, the financial highlights and the schedule of investments, of the Acquired Fund at March 31, 2025, are in accordance with GAAP consistently applied, and such financial statements (true and correct copies of which have been furnished or are available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent, accrued or other Liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(n) Since March 31, 2025, there has not been any material adverse change in the Acquired Fund’s financial condition, Assets, Liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness, other than the incurrence of indebtedness in the ordinary course of business in accordance with the Acquired Fund’s investment policies. For the purposes of this subsection (n), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of Acquired Fund’s Liabilities, or the redemption of the Acquired Fund Shares by Acquired Fund Shareholders shall not constitute a material adverse change.

(o) For each taxable year of the Acquired Fund since inception (including the taxable year that ends on the Closing Date), the Acquired Fund has met (or is expected to meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company (“RIC”), has been (or is expected to be) eligible to and has computed (or will compute) its U.S. federal income tax under section 852 of the Code, and has (or will have) distributed substantially all of its investment company taxable income, net tax exempt income and net capital gain (in each case, as defined in the Code) required to be distributed by the Closing Date.

(p) At the Effective Time, all federal, state, local, foreign and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed or provided to the applicable recipient by the Closing Date, giving effect to extensions, have been filed or provided and are or will be correct in all material respects, and all federal, state, local, foreign and other taxes (whether or not shown as due or required to be shown as due on said returns and reports) have been paid or provision has been made for the payment thereof, and to the best of the knowledge of the Acquired Fund, no such return, form or report is currently under audit and no assessment has been asserted with respect to such returns, forms or reports.

(q) At the Effective Time, there are no audits, examinations, investigations or other proceedings pending or threatened by any taxing authority in writing with respect to the Acquired Fund, and no waivers or extensions of any statute of limitations have been granted or requested with respect to the Acquired Fund.

(r) At the Effective Time, no taxing authority with which the Acquired Fund does not file tax returns has claimed that such Acquired Fund is or may be subject to taxation by that taxing authority, and no taxing authority with which the Acquired Fund does not file a particular tax return has claimed that the Acquired Fund is or may be required to file such tax return. No issue has been raised by any tax authority in any prior examination of the Acquired Fund which, by application of the same or similar principles, could reasonably be expected to result in a material proposed deficiency for any subsequent taxable period. The Acquired Fund does not have, nor has the Acquired Fund ever had, a permanent establishment in any country other than the United States.

(s) All issued and outstanding Acquired Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquired Fund and in each jurisdiction in which the Acquired Fund Shares have been offered and sold such shares have been offered and sold in compliance in all material respects with applicable registration requirements (or exemptions therefrom) and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, as of the Effective Time, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in Section 3.3. The Acquired Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund’s shares.

(t) The execution, delivery and performance of this Agreement and the transactions contemplated herein, have been duly authorized by all necessary action, on the part of the Board of Trustees of the Trust (including the trustees who are not “interested persons,” as such term is defined in Section 2(a)(19) of the 1940 Act, of the Trust), on behalf of the Acquired Fund, and, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(u) The information to be furnished by the Acquired Fund for use in supplements to registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority (“FINRA”)) which may be necessary in connection with the transactions contemplated hereby, shall be true, accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto and shall not omit to state any material fact necessary in order to make the information not misleading.

(v) The N-14 (as defined in Section 5.5), insofar as it relates to the Acquired Fund and the Acquired Fund Shares, will, from the effective date of the N-14 through the Effective Time, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

(w) The Acquired Fund’s investment operations, from inception to the date hereof, have been (and will through the Closing Date be) in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquired Fund, as in effect from time to time.

(x) As soon as is reasonably practicable after the Reorganization, the Trust will ensure that the Acquired Fund is completely liquidated and that the Acquired Fund does not conduct any business on or after the Closing Date except in connection with its satisfaction of any post-Reorganization obligations or liabilities pursuant to this Agreement or its dissolution, liquidation, and termination of its business.

4.2 Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of the Acquiring Fund, the Acquiring Fund represents and warrants to the Acquired Fund, as follows:

(a) The Acquiring Fund is a duly established series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts, with power under its Amended and Restated Declaration of Trust and Amended and Restated By-Laws, each as may be amended from time to time, to own all of its Assets and to carry on its business as it is presently conducted.

(b) The Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and the current registration statement of the Acquiring Fund under the 1933 Act and the 1940 Act is in full force and effect or is anticipated to be in full force and effect on the Closing Date.

(c) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws or any other law, rule or regulation.

(d) The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) At the Effective Time, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets free of any liens or other encumbrances.

(f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result in, a violation of Massachusetts law or a material violation of its Amended and Restated Declaration of Trust or Amended and Restated By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(g) The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound.

(h) Except as otherwise disclosed to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund or any of its property or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(i) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, will have been duly authorized by all necessary action, on the part of the Board of Trustees of the Trust (including the trustees who are not “interested persons,” as such term is defined in Section 2(a)(19) of the 1940 Act, of the Trust), on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(j) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement will, at the Effective Time, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the shares of the Acquiring Fund, nor is there outstanding any security convertible into any of the Acquiring Fund’s shares.

(k) The information to be furnished by the Acquiring Fund for use in supplements to registration statements and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA) which may be necessary in connection with the transactions contemplated hereby, shall be true, accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto and shall not omit to state any material fact necessary in order to make the information not misleading.

(l) The N-14 (as defined in Section 5.5), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, from the effective date of the N-14 through the Effective Time, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

(m) For each taxable year of the Acquiring Fund since inception (including the taxable year that includes the Closing Date, for that portion of such taxable year ending with the Closing Date), the Acquiring Fund has met (or is expected to meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company (“RIC”), has been (or is expected to be) eligible to and has computed (or will compute) its U.S. federal income tax under section 852 of the Code, and has (or will have) distributed substantially all of its investment company taxable income, net tax exempt income and net capital gain (in each case, as defined in the Code) required to be distributed by the Closing Date.

(n) At the Effective Time, all federal, state, local, foreign and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed or provided to the applicable recipient by the Closing Date, giving effect to extensions, have been filed or provided and are or will be correct in all material respects, and all federal, state, local, foreign and other taxes (whether or not shown as due or required to be shown as due on said returns and reports) have been paid or provision has been made for the payment thereof, and to the best of the knowledge of the Acquiring Fund, no such return, form or report is currently under audit and no assessment has been asserted with respect to such returns, forms or reports.

(o) At the Effective Time, there are no audits, examinations, investigations or other proceedings pending or threatened by any taxing authority in writing with respect to the Acquiring Fund, and no waivers or extensions of any statute of limitations have been granted or requested with respect to the Acquiring Fund.

(p) At the Effective Time, no taxing authority with which the Acquiring Fund does not file tax returns has claimed that such Acquiring Fund is or may be subject to taxation by that taxing authority, and no taxing authority with which the Acquiring Fund does not file a particular tax return has claimed that the Acquiring Fund is or may be required to file such tax return. No issue has been raised by any tax authority in any prior examination of the Acquiring Fund which, by application of the same or similar principles, could reasonably be expected to result in a material proposed deficiency for any subsequent taxable period. The Acquiring Fund does not have, nor has the Acquiring Fund ever had, a permanent establishment in any country other than the United States.

4.3 PIMCO represents and warrants to the Acquired Fund and the Acquiring Fund that the execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of PIMCO, and this Agreement will constitute a valid and binding obligation of PIMCO, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles and that the execution, delivery and performance of this Agreement will not result in violation of any material agreement, indenture, instrument, contract, lease or other undertaking to which PIMCO is a party or by which it is bound. PIMCO further represents and warrants that it is registered with the Commission as an investment adviser and serves as the investment adviser to the Acquired Fund and Acquiring Fund.

5.	COVENANTS AND AGREEMENTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 The Acquired Fund will operate its business in the ordinary course between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable. The Acquired Fund covenants that upon reasonable notice, the Acquiring Fund’s officers and agents shall have reasonable access to the Acquired Fund’s books and records necessary, in the sole and exclusive discretion of the Acquiring Fund’s officers, to maintain current knowledge of the

Acquired Fund, its holdings and operations, and to ensure that the representations and warranties herein are accurate.

5.2 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.4 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund covenant to take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5 The Acquired Fund will provide the Acquiring Fund with information regarding the Acquired Fund, and the Acquiring Fund will provide the Acquired Fund with information regarding the Acquiring Fund that is reasonably necessary for the preparation of the Combined Information Statement and Prospectus on Form N-14 (the “N-14”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the transactions contemplated herein and the associated registration of shares of the Acquiring Fund.

5.6 As soon as is reasonably practicable after the Closing of the Reorganization, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.7 The Acquiring Fund and the Acquired Fund each covenants to use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Articles VI and VII to effect the transactions contemplated by this Agreement as promptly as reasonably practicable.

5.8 The Acquiring Fund and the Acquired Fund each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.9 The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

6.1 The obligations of the Acquired Fund to complete the transactions provided for herein shall be subject, at the Acquired Fund’s election, to the following conditions:

(a) All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time; and as of the Closing Date there shall be (i) no pending or threatened litigation brought by any person against the Acquiring Fund, its advisers, directors, trustees, partners, members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund that the Acquiring Fund reasonably believes might result in such litigation.

(b) Upon request of the Acquired Fund, the Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Effective Time, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

(c) Upon request of the Acquired Fund, the Acquiring Fund shall have executed and delivered to the Acquired Fund an assumption of Liabilities certified by an officer of the Acquiring Fund dated as of the Closing Date pursuant to which the Acquiring Fund will assume all of the Liabilities of the Acquired Fund.

(d) The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund, on or before the Effective Time.

(e) The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 2.3.

(f) All actions taken by the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be reasonably satisfactory in form and substance to the Acquired Fund.

(g) The Acquired Fund shall have received on the Closing Date the opinion or opinions of Dechert LLP, counsel to the Acquiring Fund, dated as of the Closing Date, covering the following points:

(1) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts and has the power to own all of the properties and assets of the Acquiring Fund and to carry on its business, including that of the Acquiring Fund, as a registered investment company or series thereof;

(2)The Agreement has been duly authorized, executed, and delivered by the Trust on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of the Agreement by the Trust on behalf of the Acquired Fund, is a valid and binding obligation of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(3) The Acquiring Fund Shares to be issued as provided by this Agreement are duly authorized, upon delivery will be validly issued and outstanding, and will be fully paid and non-assessable by the Acquiring Fund and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

(4) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust’s Amended and Restated Declaration of Trust or Amended and Restated By-Laws or any provision of any material agreement to which the Trust or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement or any judgment or decree to which the Acquiring Fund is a party or by which it is bound;

(5) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Massachusetts is required to be obtained by the Acquiring Fund in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

(6) The Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(7) The N-14 has become effective and, to the knowledge of such counsel, no stop order suspending the effectiveness thereof has been issued; and

(8) To the knowledge of such counsel, and except as otherwise disclosed to the Acquired Fund pursuant to Section 4.2(h) of this Agreement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund, nor is the Acquiring Fund a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1 The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Acquiring Fund’s election, to the following conditions:

(a) All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time; and as of the Closing Date there shall be (i) no pending or threatened litigation brought by any person against the Acquired Fund, its advisers, directors, trustees, partners, members or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund that the Acquired Fund reasonably believes might result in such litigation.

(b) Upon request of the Acquiring Fund, the Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Effective Time, that is prepared in accordance with GAAP and certified by the Treasurer of the Acquired Fund, including a list of securities and other assets owned by the Acquired Fund with their respective tax bases and values determined as provided in Section 2 above, all as of the Effective Date.

(c) Upon request of the Acquiring Fund, the Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring

Fund and dated as of the Effective Time, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

(d) The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund, on or before the Effective Time.

(e) The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 2.3.

(f) All actions taken by the Acquired Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be reasonably satisfactory in form and substance to the Acquiring Fund.

(g) The Acquiring Fund shall have received on the Closing Date the opinion or opinions of Dechert LLP, counsel to the Acquired Fund, dated as of the Closing Date, covering the following points:

(1) The Trust is a business trust duly formed, validly existing and in good standing under the laws of the State of Massachusetts and has the power to own all of the properties and assets of the Acquired Fund, and to carry on its business, including that of the Acquired Fund, as a registered investment company or series thereof;

(2) The Agreement has been duly authorized, executed, and delivered by the Trust on behalf of the Acquired Fund, and, assuming due authorization, execution and delivery of the Agreement by the Trust on behalf of the Acquiring Fund, is a valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(3) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust’s Amended and Restated Declaration of Trust or Amended and Restated By-Laws or any provision of any material agreement to which the Trust or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement or any judgment or decree to which the Acquired Fund is a party or by which it is bound;

(4) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Massachusetts is required to be obtained by the Acquired Fund in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

(5) The Trust is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquired Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(6) To the knowledge of such counsel, and except as otherwise disclosed to the Acquiring Fund pursuant to Section 4.1(i) of this Agreement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Fund, nor is the Acquired Fund a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

(h) The Acquired Fund shall have declared and paid a distribution or distributions prior to the Effective Time that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income, net realized capital gains and net tax-exempt income, if any, for the period from the close of its last fiscal year to the Effective Time; and (ii) any undistributed investment company taxable income, net realized capital gains and net tax-exempt income, if any, from any period to the extent not otherwise already distributed.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

8.1 If any of the conditions set forth below have not been satisfied on or before the Effective Time, the Acquiring Fund or the Acquired Fund shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement.

(a) At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of either the Acquiring Fund or the Acquired Fund, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(b) All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(c) The N-14 shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(d) The registration statement on Form N-1A with regard to the Acquiring Fund shall have become effective under the 1933 Act, and no stop order suspending effectiveness thereof shall have been issued and to the best knowledge of the Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(e) The Acquiring Fund and the Acquired Fund shall have received an opinion of Dechert LLP as to federal income tax matters substantially to the effect that, based on the facts, representations and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(1) The transfer by the Acquired Fund of all of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund as specified herein, and the distribution of such shares to the Acquired Fund Shareholders, as provided in this Agreement, will constitute a “reorganization” within the meaning of section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(2) Under sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Acquired Fund upon (i) the transfer of all its Assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund as specified herein or (ii) the distribution of the Acquiring Fund Shares by the Acquired Fund to Acquired Fund Shareholders in liquidation as specified herein, except that the Acquired Fund may be required to recognize gain or loss with respect to (A) contracts described in section 1256(b) of the Code, (B) stock in passive foreign investment companies, as defined in section 1297(a) of the Code, or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

(3) Under section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon receipt of the Assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund as specified herein.

(4) Under section 354 of the Code, no gain or loss will be recognized by any Acquired Fund Shareholder upon the distribution to them by the Acquired Fund of the Acquiring Fund Shares in exchange for their shares of the Acquired Fund.

(5) Under section 358 of the Code, the basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder will be the same as the basis of the Acquired Fund Shares exchanged therefor.

(6) Under section 362(b) of the Code, the basis of the Acquired Fund’s Assets received by the Acquiring Fund will be the same as the basis of such Assets in the hands of the Acquired Fund immediately prior to the transactions, except with respect to (A) contracts described in section 1256(b) of the Code, (B) stock in passive foreign investment companies, as defined in section 1297(a) of the Code, and (C) any other Asset on which gain was recognized by the Acquired Fund upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

(7) Under section 1223(1) of the Code, each shareholder’s holding period for the Acquiring Fund Shares will be determined by including the period for which the shareholder held the shares of the Acquired Fund exchanged therefor, provided that the shareholder held such shares of the Acquired Fund as a capital asset at the time of the exchange.

(8) Under section 1223(2) of the Code, the holding period of the Acquiring Fund with respect to the Acquired Fund’s Assets will include the period for which the Acquired Fund’s Assets were held by the Acquired Fund.

(9) The Acquiring Fund will succeed to and take into account those tax attributes of the Acquired Fund that are described in section 381(c) of the Code subject to the conditions and limitations specified in the Code, the regulations thereunder and existing court decisions and published interpretations of the Code and Regulations.

The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Acquiring Fund and the Acquired Fund. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this Section 8.1(d).

(e) State Street or an appropriate officer of the Acquired Fund shall have delivered such certificates or other documents as set forth in Section 3.2, or the Acquired Fund shall have otherwise confirmed that the Acquiring Fund has access to such information as set forth in Section 3.2.

(f) The Transfer Agent shall have delivered to the Acquiring Fund a certificate of its authorized officer as set forth in Section 3.3.

(g) Upon request of the Acquired Fund, the Acquiring Fund shall have issued and delivered to the Acquired Fund the confirmation, or provided other evidence satisfactory to the Acquired Fund, as set forth in Section 3.3.

(h) Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

9.	INDEMNIFICATION

9.1 The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and its trustees or officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund or any of its trustees or officers, may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on: (i) any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement; or (ii) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Fund or its trustees or officers prior to the Closing Date, provided that such indemnification by the Acquiring Fund is not (a) in violation of any applicable law or (b) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and its trustees or officers, from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation), to which the Acquiring Fund and its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on: (i) any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement; or (ii) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquired Fund or its Trustees or officers prior to the Closing Date, provided that such indemnification by the Acquired Fund is not (a) in violation of any applicable law or (b) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.3 The Acquired Fund understands and agrees that the obligations of the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of the Acquiring Fund personally, but bind only the Acquiring Fund and the Acquiring Fund’s property. Moreover, no series of the Trust, other than the Acquiring Fund, shall be responsible for the obligations of the Acquiring Fund hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. The Acquired Fund represents that it has notice of the provisions of the Amended and Restated Declaration of Trust of the Trust disclaiming shareholder and trustee liability for acts or obligations of the Acquiring Fund.

9.4 The Acquiring Fund understands and agrees that the obligations of the Acquired Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of the Acquired Fund personally, but bind only the Acquired Fund and the Acquired Fund’s property. Moreover, no series of the Trust, other than the Acquired Fund, shall be responsible for the obligations of the Acquired Fund hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund hereunder. The Acquiring Fund represents that it has notice of the provisions of the Amended and Restated Declaration of Trust of the Trust disclaiming shareholder and trustee liability for acts or obligations of the Acquired Fund.

10.	FEES AND EXPENSES

10.1 The Acquiring Fund and the Acquired Fund each represents and warrants that there are no obligations to pay any brokers or finders and that no brokers or finders are entitled to receive any payments in connection with the transactions provided for herein.

10.2 PIMCO will pay for the costs incurred by the Funds associated with the Reorganization (including the legal costs associated with the Reorganization). The costs of the Reorganization shall include, but not be limited to, costs associated with preparation and filing of notices to shareholders, legal fees and accounting fees. Brokerage commissions or other portfolio transaction costs of the Acquiring Fund or the Acquired Fund will not be covered by PIMCO.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Acquiring Fund and the Acquired Fund agree that no party has made any representation, warranty or covenant related to the Reorganization not set forth herein and this Agreement constitutes the entire agreement between the parties.

11.2 Except as specified in the next sentence set forth in this Section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of the Acquiring Fund and the Acquired Fund in Sections 9.1 and 9.2 shall survive the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated herein may be abandoned by the Acquiring Fund or by the Acquired Fund by: (i) mutual agreement of such parties; (ii) by the Acquiring Fund if the Acquired Fund shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith; (iii) by the Acquired Fund if the Acquiring Fund shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith; (iv) the Acquiring Fund or the Acquired Fund if a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met as of the Closing Date; or (v) the Acquiring Fund or the Acquired Fund if any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this clause shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees, or officers, as the case may be, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

In addition, this Agreement may be terminated and the transactions contemplated herein may be abandoned if the Board of Trustees of the Trust determines in good faith that circumstances have developed that would make proceeding with the Reorganization not in the best interests of the Acquired Fund’s shareholders or the Acquiring Fund’s shareholders.

13.	WAIVER

At any time prior to the Closing Date, the Acquired Fund and the Acquiring Fund may: (i) extend the time for the performance of the obligations or other acts of the other; (ii) waive any inaccuracy in the representations of the other; and (iii) waive compliance by the other with any of the agreements or conditions set forth herein. Any such extension or waiver must be in writing.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties hereto or deemed necessary or advisable by the authorized officers of Trust.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., email) personal service or prepaid or certified mail addressed as follows:

PIMCO Funds

650 Newport Center Drive

Newport Beach, California 92660

Attention: Timothy Bekkers

Telephone: (949) 720-7754

Fax: (949) 719- 7609

Email: Timothy.Bekkers@pimco.com

With a copy (which shall not constitute notice) to:

Dechert LLP

1900 K Street NW

Washington, DC 20006

Attention: Adam Teufel

Telephone: (202) 261-3464

Fax: (202) 261-3333

Email: Adam.Teufel@dechert.com

16.	HEADINGS; COUNTERPARTS; ASSIGNMENT; GOVERNING LAW; SEVERABILITY; LIMITATION OF LIABILITY

16.1 The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders, as applicable, of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement other than those expressly set forth in this Agreement with respect to the parties of this Agreement.

16.4 This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of Massachusetts, without regard to its principles of conflicts of laws.

16.5 The trustees of the Trust and the shareholders and officers of the Acquired Fund shall not be liable for any obligations of the Acquired Fund under this Agreement and the trustees of the Acquiring Fund and the shareholders and officers of the Acquiring Fund shall not be liable for any obligations of the Acquiring Fund under this Agreement, and the parties hereto agree that, in asserting any rights or claims against the other party under this Agreement, it shall look only to the assets and property of the Acquired Fund or the Acquiring Fund, as appropriate, in settlement of such rights or claims, and not to the trustees, shareholders or officers of the other.

THE REMAINDER OF THIS PAGE INTENTIONALLY LEFT BLANK

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of date and year first above written.

PIMCO Funds

on behalf of [ ]

By:

Name:

Title:

Solely for purposes of Sections 2.4, 4.3 and 10.2

Pacific Investment Management Company, LLC

By:

Name:

Title:

EXHIBIT A

[ ]	[ ]

[ ]	[ ]

A-1

APPENDIX B – SERVICE PROVIDERS

Pacific Investment Management Company, LLC

PIMCO serves as the investment adviser and the supervisor and administrator (serving in its capacity as investment adviser, the “Investment Adviser,” and serving in its capacity as supervisor and administrator, the “Administrator”) for each Acquired Fund and each Acquiring Fund. Subject to the supervision of the Board of Trustees of PIMCO Funds, PIMCO is responsible for managing the investment activities of the Funds and their business affairs and other administrative matters.

PIMCO is located at 650 Newport Center Drive, Newport Beach, CA 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2025, PIMCO had approximately $2.11 trillion in assets under management.

B-1

APPENDIX C –SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following table provides information about the persons or entities who, to the knowledge of each Acquired Fund and each Acquiring Fund, owned beneficially or of record 5% or more of outstanding shares of the respective fund as of August 25, 2025. The following table also provides estimated pro forma information about the persons or entities who will own beneficially or of record 5% or more of outstanding shares of the respective Acquiring Fund after Reorganization of the Acquired Fund into the Acquiring Fund, estimated as of August 25, 2025. Persons holding more than 25% of the outstanding shares of a Fund may be deemed to have “control” (as that term is defined in the 1940 Act) and may be able to affect or determine the outcome of matters presented for a vote of shareholders.

PIMCO California Municipal Intermediate Value Fund

Class Name	Name and Address of Owner	Ownership %		Estimated Pro Forma Percentage of Ownership of Acquiring Fund after Reorganization of Acquired Fund into Acquiring Fund
Institutional	National Financial Services LLC, For the Benefit of Our Customers, 499 Washington Blvd, Attn: Mutual Funds Dept, 4th Floor, Jersey City, NJ 07310-1995	10.31%		1.60%
Institutional	Charles Schwab & Co., Inc., Attn: Mutual Funds, 211 Main Street, San Francisco, CA 94105-1901	85.26%	*	37.96%	*

PIMCO California Intermediate Municipal Bond Fund

Class Name	Name and Address of Owner	Ownership %		Estimated Pro Forma Percentage of Ownership of Acquiring Fund after Reorganization of Acquired Fund into Acquiring Fund
Institutional	RBC Capital Markets, LLC, Mutual Fund Omnibus Processing, Attn: Mutual Funds Ops Manager, 250 Nicollet Mall, Suite 1400, Minneapolis, MN 55401-7582	5.19%		4.42%
Institutional	Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Our Customers, Attn: Mutual Funds Dept, 211 Main Street, San Francisco, CA 94105-1901	29.05%	*	37.96%	*
Institutional	Wells Fargo Clearing Services, LLC, Special Custody Account for the Excusive Benefit of Our Customer, 2801 Market Street, Saint Louis, MO 63103-2523	7.63%		6.50%
Institutional	Maril & Co, FBO XX C/O Reliance Trust Company WI Mailcode: BDXN – Attn: MF, 4900 W Brown Deer Road, Milwaukee, WI 53223-2422	40.57%		34.56%
Class A	Edward D. Jones & Co., For the Benefit of Customers, XXXXX Manchester Road, Saint Louis, MO 63131-3710	8.88%		8.88%
Class A	Pershing, LLC, 1 Pershing Plaza, Jersey City, NJ 07399-002	8.13%		8.13%
Class A	Wells Fargo Clearing Services, LLC, Special Custody Account for the Excusive Benefit of Customer, 2801 Market Street, Saint Louis, MO 63103-2523	20.39%		20.39%
Class A	Charles Schwab & Co., Inc., Special Custody Account FBO Customers, Attn: Mutual Funds, 211 Main Street, San Francisco, CA 94105-1901	8.20%	*	8.20%	*
Class A	Morgan Stanley Smith Barney, LLC, For the Exclusive Benefit of Its Customers, 1 New York Plaza, Floor 12, New York, NY 10004-1965	28.80%		28.80%
Class C	National Financial Services LLC, For the Benefit of Our Customers, 499 Washington Blvd, Attn: Mutual Funds Dept, Xth Floor, Jersey City, NJ 07310-1995	14.51%		14.51%
Class C	RBC Capital Markets, LLC, Mutual Fund Omnibus Processing, Attn: Mutual Funds Ops Manager, 250 Nicollet Mall, Suite 1400, Minneapolis, MN 55401-7582	5.64%		5.64%
Class C	Pershing, LLC, 1 Pershing Plaza, Jersey City, NJ 07399-002	21.48%		21.48%
Class C	Wells Fargo Clearing Services, LLC, Special Custody Account for the Excusive Benefit of Customer, 2801 Market Street, Saint Louis, MO 63103-2523	33.12%		33.12%
Class C	LPL Financial, Omnibus Customer Account, Attn: Mutual Fund Trading, 4707 Executive Drive, San Diego, CA 92121-3091	7.39%		7.39%
Class C	Morgan Stanley Smith Barney, LLC, For the Exclusive Benefit of Its Customers, 1 New York Plaza, Floor 12, New York, NY 10004-1965	8.41%		8.41%
I-2	UBS WM USA XOX XXXXX XXXX Omni A/C M/F Special Custody A/C Exclusive Benefit Customers UBSFSI, 1000 Harbor Boulevard, Weehawken, NJ 07086-6761	8.33%		8.33%
I-2	Morgan Stanley Smith Barney, LLC, For the Exclusive Benefit of Its Customers, 1 New York Plaza, Floor 12, New York, NY 10004-1965	67.27%		67.27%
I-2	LPL Financial, Omnibus Customer Account, Attn: Mutual Fund Trading, 4707 Executive Drive, San Diego, CA 92121-3091	18.68%		18.68%

PIMCO National Municipal Intermediate Value Fund

Class Name	Name and Address of Owner	Ownership %		Estimated Pro Forma Percentage of Ownership of Acquiring Fund after Reorganization of Acquired Fund into Acquiring Fund
Institutional	National Financial Services LLC, For the Benefit of Our Customers, 499 Washington Blvd, Attn: Mutual Funds Dept, 4th Floor, Jersey City, NJ 07310-1995	51.32%	*	17.63%
Institutional	Charles Schwab & Co., Inc., Attn: Mutual Funds, 211 Main Street, San Francisco, CA 94105-1901	45.87%	*	48.07%	*

PIMCO National Intermediate Municipal Bond Fund

Class Name	Name and Address of Owner	Ownership %		Estimated Pro Forma Percentage of Ownership of Acquiring Fund after Reorganization of Acquired Fund into Acquiring Fund
Institutional	Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Our Customers, Attn: Mutual Funds Dept, 211 Main Street, San Francisco, CA 94105-1901	14.09%	*	13.11%	*
Institutional	Pershing, LLC, 1 Pershing Plaza, Jersey City, NJ 07399-002	11.48%		10.68%
Institutional	National Financial Services LLC, For the Benefit of Our Customers, 499 Washington Blvd, Attn: Mutual Funds Dept, 4th Floor, Jersey City, NJ 07310-1995	15.00%		17.63%
Institutional	Charles Schwab & Co., Inc., Special Custody A/C FBO Customers, Attn: Mutual Funds, 211 Main Street, San Francisco, CA 94105-1901	48.13%	*	48.07%	*
Class A	Edward D. Jones & Co., For the Benefit of Customers, XXXXX Manchester Road, Saint Louis, MO 63131-3710	23.16%		23.16%
Class A	National Financial Services LLC, For the Benefit of Our Customers, 499 Washington Blvd, Attn: Mutual Funds Dept, Xth Floor, Jersey City, NJ 07310-1995	10.99%		10.99%
Class A	Raymond James, Omnibus For Mutual Funds House Account, Firm XXXXXXXX, Attn: Courtney Waller, 880 Carillon Parkway, St. Petersburg, FL 33716-1100	12.19%		12.19%
Class A	LPL Financial, Omnibus Customer Account, Attn: Mutual Fund Trading, 4707 Executive Drive, San Diego, CA 92121-3091	13.27%		13.27%
Class A	Charles Schwab & Co., Inc., Special Custody Account FBO Customers, Attn: Mutual Funds, 211 Main Street, San Francisco, CA 94105-1901	5.52%	*	5.52%	*
Class A	Morgan Stanley Smith Barney, LLC, For the Exclusive Benefit of Its Customers, 1 New York Plaza, Floor 12, New York, NY 10004-1965	27.67%		27.67%
Class C	National Financial Services LLC, For the Benefit of Our Customers, Attn: Mutual Funds Dept, Xth Floor, 499 Washington Blvd, Jersey City, NJ 07310-1995	24.37%		24.37%
Class C	Raymond James, Omnibus For Mutual Funds House Account, Firm XXXXXXXX, Attn: Courtney Waller, 880 Carillon Parkway, St. Petersburg, FL 33716-1100	9.68%		9.68%
Class C	LPL Financial, Omnibus Customer Account, Attn: Mutual Fund Trading, 4707 Executive Drive, San Diego, CA 92121-3091	16.15%		16.15%
Class C	Morgan Stanley Smith Barney, LLC, For the Exclusive Benefit of Its Customers, 1 New York Plaza, Floor 12, New York, NY 10004-1965	41.88%		41.88%
I-2	Raymond James, Omnibus For Mutual Funds House Account, Firm XXXXXXXX, Attn: Courtney Waller, 880 Carillon Parkway, St. Petersburg, FL 33716-1100	7.48%		7.48%
I-2	Morgan Stanley Smith Barney, LLC, For the Exclusive Benefit of Its Customers, 1 New York Plaza, Floor 12, New York, NY 10004-1965	43.88%		43.88%
I-2	LPL Financial, Omnibus Customer Account, Attn: Mutual Fund Trading, 4707 Executive Drive, San Diego, CA 92121-3091	38.42%		38.42%

*Entity owned 25% or more of the outstanding shares of beneficial interest of the Fund, and therefore may be presumed to “control” the Fund, as that term is defined in the 1940 Act.

As of July 31, 2025, the trustees and officers of each Acquiring Fund as a group owned less than 1% of the total outstanding shares of each Acquiring Fund and as a group owned less than 1% of each class of shares of each Acquiring Fund.

C-1

APPENDIX D – INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

Below is a table showing the Fundamental Investment Restrictions of each Acquired Fund and each Acquiring Fund:

Investment Objective	The investment objective of PIMCO California Intermediate Municipal Bond Fund is a fundamental policy of that Fund and may not be changed with respect to a Fund without shareholder approval by vote of a majority of the outstanding shares of that Fund.
80% Policies

PIMCO National Intermediate Municipal Bond Fund and PIMCO National Municipal Intermediate Value Fund will invest, under normal circumstances, at least 80% of their assets in investments the income of which is exempt from federal income tax.

PIMCO California Intermediate Municipal Bond Fund and PIMCO California Municipal Intermediate Value Fund will invest, under normal circumstances, at least 80% of their assets in investments the income of which is exempt from both federal income tax and California income tax.

Concentration	Each Fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
Diversification	Each Fund may not, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer, except securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities issued by other investment companies, if, as a result (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. For the purpose of this restriction, each state and each separate political subdivision, agency, authority or instrumentality of such state, each multi-state agency or authority, and each guarantor, if any, are treated as separate issuers of Municipal Bonds.
Lending	Each Fund may make loans, only as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
Commodities	Each Fund may not purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit a Fund, subject to restrictions described in the Prospectuses and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, hybrid instruments, or any interest rate or securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.
Underwriting	Each Fund may not act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.
Real Estate	Each Fund may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein.
Borrowing / Issuing Senior Securities	Each Fund may borrow money or issue any senior security, only as permitted under the 1940 Act, as amended, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.
Other Investment Companies	Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of each Fund that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Fund.

Non-Fundamental Investment Restrictions

Each Acquired Fund’s and the National Acquiring Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

Each Acquired Fund and each Acquiring Fund is subject to the following non-fundamental restrictions and policies, which may be changed by the Board without shareholder approval:

1.	Each Fund may not invest more than 15% of its net assets in illiquid investments that are assets, as determined pursuant to Rule 22e-4 under the 1940 Act and the Fund’s procedures adopted thereunder.

2.

Each Fund may not purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with covered transactions in options, futures, options on futures and short positions. For purposes of this restriction, the posting of margin deposits or other forms of collateral in connection with swap agreements is not considered purchasing securities on margin.

3.

Each Fund may invest up to 5% of its total assets (taken at market value at the time of investment) in any combination of mortgage-related or other asset-backed interest only, principal only, or inverse floating rate securities. The 5% and 10% limitations described in this restriction are considered Elective Investment Restrictions (as defined below) for purposes of a Fund’s acquisition through a Voluntary Action (as defined below).

4.

Each Fund may not maintain a short position, or purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except on such conditions as may be set forth in its Prospectus and Statement of Additional Information.

“Voluntary Action” means an action (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) including, but not limited to, where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a Fund, and the acquisition is determined to be beneficial to Fund shareholders.

“Elective Investment Restriction” means a percentage limitation on Fund investments that is not: (i) specifically included in this “Investment Restrictions” section; or (ii) imposed by the 1940 Act, rules thereunder, the Code or related regulations. Unless otherwise indicated, all Elective Investment Restrictions will apply only at the time of investment unless the acquisition is a Voluntary Action. The percentage limitations and absolute prohibitions with respect to Elective Investment Restrictions are not applicable to a Fund’s acquisition of securities or instruments through a Voluntary Action.

More information about the fundamental and non-fundamental investment restrictions of the Acquired Funds’ and the Acquiring Funds’ is included in the Statement of Additional Information.

The information in this Statement of Additional Information is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

August 28, 2025

PART B

PIMCO Funds

Statement of Additional Information

September 29, 2025

THE ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:
PIMCO California Municipal Intermediate Value Fund	PIMCO California Intermediate Municipal Bond Fund
PIMCO National Municipal Intermediate Value Fund	PIMCO National Intermediate Municipal Bond Fund
(each series of PIMCO Funds) 650 Newport Center Drive Newport Beach, California 92660 1-(800) 927-4648 (toll free)

(each an open-end management investment company)

This Statement of Additional Information of PIMCO California Intermediate Municipal Bond Fund (an “Acquiring Fund” or the “California Acquiring Fund”) and PIMCO National Intermediate Municipal Bond Fund (an “Acquiring Fund” or the “National Acquiring Fund” and, collectively with the California Acquiring Fund, the “Acquiring Funds” (“SAI”), each a series of PIMCO Funds, is available to the shareholders of PIMCO California Municipal Intermediate Value Fund (an “Acquired Fund” or the “California Acquired Fund”) and PIMCO National Municipal Intermediate Value Fund (an “Acquired Fund” or the “National Acquired Fund” and, collectively with the California Acquired Fund, the “Acquired Funds”), each a series of PIMCO Funds (the Acquiring Funds and the Acquired Funds are collectively referred to herein as the “Funds”, and each, a “Fund”), in connection with proposed transactions involving (i) the transfer of all of the assets of the Acquired Funds to the corresponding Acquiring Fund in exchange for Institutional Class shares of the corresponding Acquiring Fund of equal aggregate net asset value; (ii) the assumption by each Acquiring Fund of all liabilities of the corresponding Acquired Fund; (iii) the distribution of Acquiring Fund Institutional Class shares to the shareholders of the corresponding Acquired Fund; and (iv) the subsequent termination, dissolution and complete liquidation of each Acquired Fund.

1-B

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of the Acquiring Funds consists of these introductory pages and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein.

•	the Prospectus dated September 29, 2025, relating to this Information Statement/Prospectus;
•	The Prospectuses of each Acquired Fund and each Acquiring Fund, dated August 1, 2025, as supplemented (Accession No. 0001193125-25-166715);
•	The Statement of Additional Information of each Acquired Fund and each Acquiring Fund, dated August 1, 2025, as supplemented (Accession Number 0001193125-25-166715);
•

The audited financial statements of each Acquired Fund and each Acquiring Fund for the fiscal year ended March 31, 2025 included in the Fund’s report filed on Form N-CSR (File No. 811-05028; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-25-135849).

This SAI is not a prospectus. An Information Statement/Prospectus dated September 29, 2025, relating to the Reorganizations of the Acquired Funds may be obtained, without charge, by writing to PIMCO Funds, P.O. Box 219024, Kansas City, MO 64121-9294 or calling 1-(800) 927-4648 (toll free). This SAI should be read in conjunction with the Information Statement/Prospectus.

2-B

PRO FORMA FINANCIAL INFORMATION

Neither Reorganization will result in a material change to an Acquired Fund’s investment portfolio due to the investment restrictions of the corresponding Acquiring Fund. In particular, each security held by each Acquired Fund is eligible to be held by the corresponding Acquiring Fund. As a result, a schedule of investments of each Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to an Acquired Fund’s portfolio in advance of a Reorganization and/or an Acquiring Fund’s portfolio following the Reorganization.

A table showing the fees of each Acquired Fund and each Acquiring Fund, and the fees and expenses of the surviving funds on a pro forma basis after giving effect to the Reorganizations, is included in the “Fees and Expenses of the Funds” section of the Prospectus/Information Statement.

The audited financial statements and related independent registered public accounting firm’s report for each Acquired Fund and each Acquiring Fund are included in the Funds’ reports filed on Form N-CSR (File No. 811-05028; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-25-135849), which is incorporated herein by reference only insofar as it relates to each Acquiring Fund and each Acquired Fund.

The following table shows approximate capital loss carryforwards of each Acquired Fund and each Acquiring Fund as of March 31, 2025 (amounts in thousands).

	Short-Term	Long-Term
California Acquired Fund	$96	$1,714
California Acquiring Fund	$6,860	$3,973
National Acquired Fund	$2,092	$5,046
National Acquiring Fund	$4,808	$6,691

ADDITIONAL INFORMATION

The Acquired Funds and the Acquiring Funds are advised by Pacific Investment Management Company LLC (“PIMCO”). Each Fund is organized as a series of PIMCO Funds, an open-end management investment company established under Massachusetts law as a Massachusetts business trust. For more information on the history of PIMCO Funds, see the Statement of Additional Information, dated August 1, 2025 (as may be supplemented from time to time).

In connection with the Reorganizations, shareholders of Institutional Class shares of the Acquired Funds would receive Institutional Class shares of the corresponding Acquiring Fund.

Each Acquired Fund and each Acquiring Fund has a “unified fee” structure wherein each Acquired Fund and each Acquiring Fund pays two fees to PIMCO in return for required services that PIMCO provides or arranges to provide for the Funds. This unified fee structure is comprised of the advisory fee and supervisory and administrative fee, as described in each Fund’s prospectus. Under the unified fee structure, PIMCO provides or procures advisory and supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs (and excluding taxes and governmental fees, brokerage fees, commissions and other transaction expenses, organizational expenses, costs of borrowing money, including interest expenses and extraordinary expenses (such as litigation and indemnification expenses)). As such, the unified fee structure is designed to be an “all-in” fee structure that pays for the fees and costs of all PIMCO and third-party provided services under a structure that is expected to be less variable from year to year than a traditional mutual fund fee structure.

Institutional Class of each Acquiring Fund has a lower expense ratio than each corresponding Acquired Fund. Following the Reorganizations, it is anticipated that the expense ratio of Institutional Class of the Acquiring Funds’ shares classes will continue to be lower than that of the corresponding Acquired Fund.

3-B

PIMCO has contractually agreed through July 31, 2026 to waive a portion of each Fund’s supervisory and administrative fees, or reimburse the Fund, to the extent that the Fund’s pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract or supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: 1) together with any pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); 2) exceed the total Reimbursement Amount; or 3) include any amounts previously reimbursed to PIMCO.

The following table shows the advisory fees paid by each Acquired Fund and each Acquiring Fund:

	California Acquired Fund	California Acquiring Fund
Advisory Fee	0.30%	0.225%

	National Acquired Fund	National Acquiring Fund
Advisory Fee	0.30%	0.22%

The following table shows the supervisory and administrative fees paid by each Acquired Fund and Institutional Class of each Acquiring Fund, stated as a percentage of the average daily net assets attributable to the class’s shares taken separately. Acquiring Fund supervisory and administrative fees are not expected to change following the Reorganizations. For illustrative purposes, pro forma supervisory and administrative fees of the Acquiring Funds – the estimated and hypothetical supervisory and administrative fees of each Acquiring Fund giving effect to the Reorganizations – are also shown below.

Institutional Class
California Acquired Fund	0.20%
California Acquiring Fund	0.22%
California Acquiring Fund Pro Forma	0.22%

Institutional Class
National Acquired Fund	0.20%
National Acquiring Fund	0.23%
National Acquiring Fund Pro Forma	0.23%

The Funds bear other expenses which are not covered under the supervisory and administrative fee which may vary and affect the total level of expenses paid by the shareholders, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles, costs of borrowing money, including interest expenses, extraordinary expenses (such as litigation and indemnification expenses) and fees and expenses of the Trust’s Independent Trustees and their counsel.

The following table outlines the service providers for the Funds:

4-B

Investment Adviser and Administrator Distributor	PIMCO PIMCO Investments LLC
Transfer Agent	SS&C Global Investor and Distribution Solutions, Inc.
Custodian	State Street Bank & Trust Co.
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP, 1100 Walnut Street, Suite 1300, Kansas City, Missouri 64106-2197, serves as the independent registered public accounting firm for each Acquired Fund and each Acquiring Fund. PricewaterhouseCoopers LLP provides audit services, tax assistance and consultation in connection with review of SEC and IRS filings.

The fiscal year end for each Fund is March 31.

PIMCO will bear the direct costs associated with each Reorganization. The Acquiring Funds, the Acquired Funds and their respective shareholders will not bear any direct costs arising in connection with the transactions contemplated by the Reorganization Agreements, other than any brokerage commissions or other portfolio transaction costs incurred by a Fund, which will be borne by such Fund. The expenses of the Reorganizations include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Information Statement/Prospectus, legal fees, accounting fees and securities registration fees. The direct expenses of the Reorganizations, which will be borne by PIMCO, are estimated to be up to $550,000. This does not include the transaction costs described in “Portfolio Transitioning”.

The Acquired Funds are not expected to undergo material portfolio repositioning in connection with the Reorganizations.

It is anticipated that each Reorganization will qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Acquired Funds, the Acquiring Funds, nor their respective shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreements (except for any gain or loss from the close of the Acquired Funds’ taxable year or transfers of certain assets). Capital gains or losses realized in connection with repositioning of the Acquired Funds’ portfolios will depend on the value of each Acquired Fund’s assets at the actual time of repositioning. Capital gains, if any, recognized as a result of these sales on a net basis, after the application of any available capital loss carryforward, will be distributed to each Acquired Fund’s shareholders as one or more capital gain dividends and/or ordinary dividends, and such distributions will be taxable to such Acquired Fund’s shareholders with taxable accounts.

5-B

PART	C. OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article IV, Section 4.3 of the Registrant’s Amended and Restated Declaration of Trust which was filed with Post-Effective Amendment No. 265 to the Registration Statement on November 7, 2014.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits

(1)

(a)	Amended and Restated Declaration of Trust of Registrant dated November 4, 2014(24)

(b)	Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest dated August 18, 2020(55)

(c)	Establishment and Designation of Eight Additional Series of Shares of Beneficial Interest dated February 10, 2021(57)

(d)	Establishment and Designation of One Additional Series of Shares of Beneficial Interest dated May 20, 2022(64)

(e)	Establishment and Designation of One Additional Series of Shares of Beneficial Interest dated May 20, 2022(64)

(f)	Establishment and Designation of One Additional Series of Shares of Beneficial Interest dated February 8, 2023(66)

(g)	Establishment and Designation of One Additional Series of Shares of Beneficial Interest dated February 8, 2023(67)

(2)	Amended and Restated By-Laws of Registrant dated November 4, 2014(10)

(3)	Not applicable

(4)

Form of Agreement and Plan of Reorganization between PIMCO California Municipal Intermediate Value Fund and PIMCO California Intermediate Municipal Bond Fund, each a series of PIMCO Funds and PIMCO National Municipal Intermediate Value Fund and PIMCO National Intermediate Municipal Bond Fund, each a series of the PIMCO Funds, is filed herein as Appendix A to the Proxy Statement and Prospectus.

(5)	See the Amended and Restated Declaration of Trust (Exhibit 1 above) and the Amended and Restated By-Laws (Exhibit 2 above).

(6)
(a)	Amended and Restated Investment Advisory Contract dated February 23, 2009(3)

(b)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Emerging Markets Corporate Bond Fund dated May 19, 2009(4)

(c)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to fee changes dated October 1, 2009(6)

(d)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO CommoditiesPLUS® Strategy Fund dated February 23, 2010(7)

(e)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO High Yield Spectrum Fund dated August 17, 2010(8)

(f)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to certain fee reductions dated October 1, 2010 (9)

(g)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Low Duration Credit Fund, PIMCO Total Return Fund IV, PIMCO RAE PLUS International Fund and PIMCO RAE PLUS Small Fund dated February 28, 2011(10)

(h)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Credit Opportunities Bond Fund and PIMCO Inflation Response Multi-Asset Fund dated May 23, 2011(12)

(i)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Funds: Private Account Portfolio Series - Low Duration Portfolio and PIMCO Funds: Private Account Portfolio Series - Moderate Duration Portfolio dated August 16, 2011(13)

(j)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO California Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO Short Asset Investment Fund and PIMCO Funds: Private Account Portfolio Series - Short Term Floating NAV Portfolio III dated February 28, 2012(14)

(k)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Mortgage Opportunities and Bond Fund dated August 15, 2012(17)

(l)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Emerging Markets Full Spectrum Bond Fund dated November 13, 2012(18)

(m)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO RAE PLUS EMG Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar Hedged), PIMCO StocksPLUS® Small Fund, PIMCO RAE PLUS Small Fund, PIMCO StocksPLUS® Absolute Return Fund and PIMCO StocksPLUS® Short Fund dated March 22, 2013(20)

(n)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO TRENDS Managed Futures Strategy Fund dated August 13, 2013(21)

(o)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO RAE PLUS International Fund and PIMCO Low Duration Credit Fund dated October 1, 2013(23)

(p)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO RAE Worldwide Long/Short PLUS Fund dated November 5, 2014(24)

(q)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Preferred and Capital Securities Fund dated February 24, 2015(26)

(r)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Emerging Markets Corporate Bond Fund and PIMCO Inflation Response Multi-Asset Fund dated October 1, 2015(32)

(s)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Total Return ESG Fund, PIMCO Low Duration ESG Fund and PIMCO Low Duration Income Fund dated November 7, 2016(44)

(t)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Funds: Private Account Portfolio Series - PIMCO Short-Term Floating NAV Portfolio IV dated February 14, 2017(37)

(u)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Global Advantage® Strategy Bond Fund and PIMCO Dynamic Bond Fund dated October 2, 2017(42)

(v)	Amendment to Amended and Restated Investment Advisory Contract dated February 13, 2018(45)

(w)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to the PIMCO Strategic Bond Fund dated October 1, 2018(48)

(x)

Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund dated November 5, 2018(49)

(y)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to PIMCO Long-Term Real Return Fund dated October 1, 2019(51)

(z)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to PIMCO Climate Bond Fund dated November 4, 2019(51)

(aa)	Supplement to Amended and Restated Investment Advisory Contract dated June 29, 2020(53)

(bb)	Supplement to Amended and Restated Investment Advisory Contract relating to PIMCO ESG Income Fund dated August 18, 2020(55)

(cc)	Supplement to Amended and Restated Investment Advisory Contract relating to PIMCO RAE PLUS EMG Fund dated October 1, 2020(56)

(dd)

Supplement to Amended and Restated Investment Advisory Contract relating to PIMCO Sector Fund Series - AH, PIMCO Sector Fund Series - AI, PIMCO Sector Fund Series - AM, PIMCO Sector Fund Series - BC, PIMCO Sector Fund Series - BL, PIMCO Sector Fund Series - EE, PIMCO Sector Fund Series - H and PIMCO Sector Fund Series - I dated February 11, 2021(57)

(ee)	Supplement to Amended and Restated Investment Advisory Contract relating to PIMCO All Authority: Multi-RAE PLUS Fund dated May 20, 2022(64)

(ff)	Supplement to Amended and Restated Investment Advisory Contract relating to PIMCO Total Return Fund V dated February 8, 2023(67)

(gg)	Supplement to Amended and Restated Investment Advisory Contract relating to PIMCO Credit Opportunities Bond Fund dated January 2, 2024(70)

(hh)

Supplement to Amended and Restated Investment Advisory Contract relating to PIMCO California Municipal Opportunistic Value Fund and PIMCO National Municipal Opportunistic Value Fund dated May 10, 2024(70)

(ii)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to PIMCO Emerging Markets Corporate Bond Fund dated September 2, 2024(71)

(jj)	Amended and Restated Asset Allocation Sub-Advisory Agreement relating to PIMCO All Asset Fund and PIMCO All Asset All Authority Fund dated December 1, 2010(11)

(kk)

Supplement to Amended and Restated Asset Allocation Sub-Advisory Agreement relating to PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and Sub-Advisory Agreement relating to PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund and PIMCO RAE PLUS Small Fund dated December 1, 2012(18)

(ll)

Amended and Restated Sub-Advisory Agreement relating to the PIMCO RAE PLUS EMG Fund, PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund and PIMCO RAE PLUS Small Fund dated December 20, 2013(22)

(mm)	Amendment to Amended and Restated Sub-Advisory Agreement relating to the PIMCO RAE Worldwide Long/Short PLUS Fund dated November 5, 2014(25)

(nn)

Amendment to Amended and Restated Sub-Advisory Agreement relating to PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Asset: Multi-Short PLUS Fund dated June 29, 2020(53)

(oo)	Amendment to Amended and Restated Sub-Advisory Agreement relating to the PIMCO All Authority: Multi-RAE PLUS Fund dated May 20, 2022(65)

(pp)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to PIMCO Emerging Markets Corporate Bond Fund dated September 2, 2024(71)

(7)
(a)	Second Amended and Restated Distribution Contract dated February 14, 2017(45)

(b)	Amendment to Second Amended and Restated Distribution Contract related to I-3 shares dated February 13, 2018(45)

(c)	Amendment to Second Amended and Restated Distribution Contract dated May 15, 2018(46)

(d)

Supplement to Second Amended and Restated Distribution Contract relating to PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund dated November 5, 2018(49)

(e)	Supplement to Second Amended and Restated Distribution Contract relating to PIMCO Climate Bond Fund dated November 4, 2019(51)

(f)

Amendment to Second Amended and Restated Distribution Contract relating to PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Asset: Multi-Short PLUS Fund dated June 29, 2020(53)

(g)	Amendment to Second Amended and Restated Distribution Contract relating to PIMCO ESG Income Fund and Class C-2 shares dated August 18, 2020(55)

(h)

Supplement to Second Amended and Restated Distribution Contract relating to PIMCO Sector Fund Series - AH, PIMCO Sector Fund Series - AI, PIMCO Sector Fund Series - AM, PIMCO Sector Fund Series - BC, PIMCO Sector Fund Series - BL, PIMCO Sector Fund Series - EE, PIMCO Sector Fund Series - H and PIMCO Sector Fund Series - I dated February 11, 2021(57)

(i)	Amendment to Second Amended and Restated Distribution Contract relating to PIMCO All Authority: Multi-RAE PLUS Fund dated May 20, 2022(64)

(j)	Supplement to Second Amended and Restated Distribution Contract relating to PIMCO Total Return Fund V dated February 8, 2023(67)

(k)	Form of Sales Agreement(62)

(8)	Not Applicable

(9)

(a)	Custody and Investment Accounting Agreement dated January 1, 2000(5)

(b)	Amendment to Custody and Investment Accounting Agreement dated June 8, 2001(5)

(c)	Amendment to Custody and Investment Accounting Agreement dated March 30, 2010(7)

(d)	Amendment to Custody and Investment Accounting Agreement dated February 8, 2017(41)

(e)	Amendment to Custody and Investment Accounting Agreement dated March 21, 2018(46)

(f)	Amendment to Custody and Investment Accounting Agreement dated December 13, 2018(48)

(g)	Amendment to Custody and Investment Accounting Agreement dated March 11, 2019(49)

(h)	Amendment to Custody and Investment Accounting Agreement dated August 10, 2020(56)

(i)	Amendment to Custody and Investment Accounting Agreement dated November 5, 2019(58)

(j)	Amendment to Custody and Investment Accounting Agreement dated August 28, 2020(56)

(k)	Amendment to Custody and Investment Accounting Agreement dated October 8, 2020(58)

(l)	Amendment to Custody and Investment Accounting Agreement dated March 24, 2021(58)

(m)	Amendment to Custody and Investment Accounting Agreement dated June 29, 2021(60)

(n)	Amendment to Custody and Investment Accounting Agreement dated November 30, 2021(62)

(o)	Amendment to Custody and Investment Accounting Agreement dated June 3, 2022(70)

(p)	Amendment to Custody and Investment Accounting Agreement dated February 8, 2023(70)

(10)
(a)	Distribution and Servicing Plan for Class A Shares(5)

(b)	Distribution and Servicing Plan for Class C Shares(5)

(c)	Distribution and Servicing Plan for Administrative Class Shares(15)

(d)	Distribution and Services Plan for Class R Shares(5)

(e)	Distribution and Services Plan for Class C-2 Shares(56)

(f)	Form of Bank Fund Services Agreement(62)

(g)	Form of Fund Services Agreement(62)

(h)	Twenty-Second Amended and Restated Multi-Class Plan Adopted Pursuant to Rule 18f-3 dated May 17, 2023(68)

(11)	Opinion and Consent of Counsel is filed herewith

(12)	Form of Opinion of Dechert LLP with respect to tax matters is filed herewith

(13)
(a)	Third Amended and Restated Supervision and Administration Agreement dated August 31, 2021(62)

(b)

Amendment to Third Amended and Restated Supervision and Administration Agreement relating to PIMCO All Authority: Multi-RAE PLUS Fund and I-3 shares of PIMCO Inflation Response Multi-Asset Fund dated May 20, 2022(64)

(c)

Supplement to Third Amended and Restated Supervision and Administration Agreement relating to PIMCO Total Return Fund V and Class C shares of PIMCO TRENDS Managed Futures Strategy Fund dated February 8, 2023(66)

(d)	Fourth Amended and Restated Fee Waiver Agreement relating to the PIMCO Global Core Asset Allocation Fund dated July 25, 2011(11)

(e)	Amended and Restated Fee Waiver Agreement relating to the PIMCO Inflation Response Multi-Asset Fund dated July 25, 2011(11)

(f)	Amended and Restated Fee and Expense Limitation Agreement relating to PIMCO Government Money Market Fund dated July 31, 2013(23)

(g)	Amendment to the Amended and Restated Fee and Expense Limitation Agreement relating to PIMCO Government Money Market Fund dated July 31, 2019(51)

(h)	Fee Waiver Agreement relating to the PIMCO Emerging Markets Full Spectrum Bond Fund dated November 13, 2012(18)

(i)	Fee Waiver Agreement relating to I-3 shares dated February 13, 2018(45)

(j)	Fee Waiver Agreement relating to I-3 shares dated May 15, 2018(46)

(k)	Fee Waiver Agreement relating to the PIMCO Low Duration Opportunities Fund (formerly, PIMCO Strategic Bond Fund) dated October 1, 2018(47)

(l)	Amendment to the Fee Waiver Agreement relating to the PIMCO Low Duration Opportunities Fund (formerly, PIMCO Strategic Bond Fund) dated July 31, 2019(51)

(m)	Fee Waiver Agreement relating to the PIMCO California Municipal Intermediate Value Fund and PIMCO National Municipal Intermediate Value Fund dated August 1, 2025(71)

(n)	Amended and Restated Fee Waiver Agreement relating to the PIMCO CommodityRealReturn Strategy Fund® (PIMCO Cayman Commodity Fund I Ltd.) dated February 23, 2009(19)

(o)	Amended and Restated Fee Waiver Agreement relating to the PIMCO Global Core Asset Allocation Fund (PIMCO Cayman Commodity Fund II, Ltd.) dated February 23, 2009(19)

(p)	Fee Waiver Agreement relating to the PIMCO CommoditiesPLUS® Strategy Fund (PIMCO Cayman Commodity Fund III, Ltd.) dated May 7, 2010(19)

(q)	Fee Waiver Agreement relating to the PIMCO Inflation Response Multi-Asset Fund (PIMCO Cayman Commodity Fund VII, Ltd.) dated May 23, 2011(31)

(r)	Fee Waiver Agreement relating to the PIMCO TRENDS Managed Futures Strategy Fund (PIMCO Cayman Commodity Fund VIII, Ltd.) dated September 20, 2013(21)

(s)	Fee Waiver Agreement relating to the PIMCO Preferred and Capital Securities Fund (PIMCO Capital Securities Fund (Cayman) Ltd.) dated March 1, 2015(26)

(t)	Fee Waiver Agreement relating to the PIMCO Climate Bond Fund dated November 4, 2019(51)

(u)	Fee Waiver Agreement relating to PIMCO All Asset: Multi-Real Fund (Cayman) Ltd. dated June 29, 2020(53)

(v)	Fee Waiver Agreement relating to PIMCO ESG Income Fund dated August 18, 2020(55)

(w)

Advisory Fee Waiver Agreement relating to PIMCO Sector Fund Series - AH, PIMCO Sector Fund Series - AI, PIMCO Sector Fund Series - AM, PIMCO Sector Fund Series - BC, PIMCO Sector Fund Series - BL, PIMCO Sector Fund Series - EE, PIMCO Sector Fund Series - H and PIMCO Sector Fund Series - I, dated February 11, 2021(57)

(x)

Supervisory and Administrative Fee Waiver Agreement relating to PIMCO Sector Fund Series - AH, PIMCO Sector Fund Series - AI, PIMCO Sector Fund Series - AM, PIMCO Sector Fund Series - BC, PIMCO Sector Fund Series - BL, PIMCO Sector Fund Series - EE, PIMCO Sector Fund Series - H and PIMCO Sector Fund Series - I, dated February 11, 2021(57)

(y)	Fee Waiver Agreement relating to I-3 Shares of PIMCO Inflation Response Multi-Asset Fund dated May 20, 2022(64)

(z)	Fee Waiver Agreement relating to I-3 Shares of PIMCO Total Return Fund V dated March 20, 2023(67)

(aa)	Second Amended and Restated Expense Limitation Agreement dated June 1, 2018(47)

(bb)	Amended and Restated Fee Waiver Agreement relating to PIMCO Dynamic Bond dated July 1, 2025(71)

(cc)	Form of Fee Waiver Agreement for Investing Funds(71)

(dd)	Fee Waiver Agreement relating to the PIMCO California Municipal Intermediate Value Fund and PIMCO National Municipal Intermediate Value Fund dated August 1, 2025(71)

(ee)	Amended and Restated Fee Waiver Agreement relating to PIMCO Dynamic Bond dated July 1, 2025(71)

(ff)	Form of Fee Waiver Agreement for Investing Funds(71)

(gg)	Amendment to Second Amended and Restated Expense Limitation Agreement dated June 29, 2020(53)

(hh)	Amended Schedules A and B to Second Amended and Restated Expense Limitation Agreement dated February 8, 2023(67)

(ii)	Second Amended and Restated Expense Limitation Agreement relating to the PIMCO All Asset Fund dated September 26, 2012(19)

(jj)	Second Amended and Restated Expense Limitation Agreement relating to the PIMCO All Asset All Authority Fund dated September 26, 2012(19)

(kk)

Expense Limitation Agreement relating to PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund dated November 5, 2018(49)

(ll)	PIMCO Cayman Commodity Fund I Ltd. Appointment of Agent for Service of Process(1)

(mm)	PIMCO Cayman Commodity Fund II Ltd. Appointment of Agent for Service of Process(2)

(nn)	PIMCO Cayman Commodity Fund III Ltd. Appointment of Agent for Service of Process(7)

(oo)	PIMCO Cayman Commodity Fund VII, Ltd. Appointment of Agent for Service of Process(12)

(pp)	PIMCO Cayman Commodity Fund VIII, Ltd. Appointment of Agent for Service of Process(21)

(qq)	PIMCO Capital Securities Fund (Cayman) Ltd. Appointment of Agent for Service of Process(26)

(rr)	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd. Appointment of Agent for Service of Process(56)

(ss)	PIMCO Sector Fund Series - AH (Cayman) Ltd. Appointment of Agent for Service of Process(69)

(tt)	PIMCO Sector Fund Series - AI (Cayman) Ltd. Appointment of Agent for Service of Process(69)

(uu)	PIMCO Sector Fund Series - BC (Cayman) Ltd. Appointment of Agent for Service of Process(65)

(vv)	Form of Investment Management Agreement for Fund Subsidiaries organized as Cayman Islands exempted companies(65)

(ww)	Amended and Restated Transfer Agency and Service Agreement dated May 14, 2015(28)

(xx)	Amendment to Amended and Restated Transfer Agency and Service Agreement dated July 17, 2018(47)

(yy)	Amendment to Amended and Restated Transfer Agency and Service Agreement dated December 20, 2019(58)

(zz)	Amendment to Amended and Restated Transfer Agency and Service Agreement dated December 2, 2020(58)

(aaa)	Amendment to Amended and Restated Transfer Agency and Service Agreement dated March 4, 2025(71)

(bbb)	Supplement and Amended Exhibit A to Amended and Restated Investment Advisory Contract relating to PIMCO Emerging Markets Corporate Bond Fund dated September 2, 2024(71)

(14)
(a)	Consent of Independent Registered Public Accounting Firm is filed herewith

(b)	Consent of Dechert LLP is filed herewith

(c)	Certified Officer’s Certificate pursuant to Rule 483(b) is filed herewith

(15)	Not applicable.

(16)	Powers of Attorney are filed herewith

(17)
(a)	Revised Code of Ethics for the Registrant(56)

(b)	Revised Code of Ethics for PIMCO and PIMCO Investments LLC(71)

(1) Filed with Post-Effective Amendment No. 133 on April 29, 2008, and incorporated by reference herein.

(2) Filed with Post-Effective Amendment No. 147 on December 22, 2008, and incorporated by reference herein.

(3) Filed with Post-Effective Amendment No. 151 on March 18, 2009, and incorporated by reference herein.

(4) Filed with Post-Effective Amendment No. 157 on June 8, 2009, and incorporated by reference herein.

(5) Filed with Post-Effective Amendment No. 160 on July 29, 2009, and incorporated by reference herein.

(6) Filed with Post-Effective Amendment No. 167 on October 28, 2009, and incorporated by reference herein.

(7) Filed with Post-Effective Amendment No. 173 on May 12, 2010, and incorporated by reference herein.

(8) Filed with Post-Effective Amendment No. 178 on August 30, 2010, and incorporated by reference herein.

(9) Filed with Post-Effective Amendment No. 181 on November 3, 2010, and incorporated by reference herein.

(10) Filed with Post-Effective Amendment No. 187 on March 18, 2011, and incorporated by reference herein.

(11) Filed with Post-Effective Amendment No. 210 on July 28, 2011, and incorporated by reference herein.

(12) Filed with Post-Effective Amendment No. 213 on August 17, 2011, and incorporated by reference herein.

(13) Filed with Amendment No. 279 on August 30, 2011, and incorporated by reference herein.

(14) Filed with Post-Effective Amendment No. 226 on March 7, 2012, and incorporated by reference herein.

(15) Filed with Post-Effective Amendment No. 228 on April 30, 2012, and incorporated by reference herein.

(16) Filed with Post-Effective Amendment No. 229 on May 21, 2012, and incorporated by reference herein.

(17) Filed with Post-Effective Amendment No. 238 on September 5, 2012, and incorporated by reference herein.

(18) Filed with Post-Effective Amendment No. 243 on January 29, 2013, and incorporated by reference herein.

(19) Filed with Post-Effective Amendment No. 245 on March 15, 2013, and incorporated by reference herein.

(20) Filed with Post-Effective Amendment No. 246 on May 14, 2013, and incorporated by reference herein.

(21) Filed with Post-Effective Amendment No. 253 on October 30, 2013, and incorporated by reference herein.

(22) Filed with Post-Effective Amendment No. 255 on December 30, 2013, and incorporated by reference herein.

(23) Filed with Post-Effective Amendment No. 257 on May 30, 2014, and incorporated by reference herein.

(24) Filed with Post-Effective Amendment No. 265 on November 7, 2014, and incorporated by reference herein.

(25) Filed with Post-Effective Amendment No. 267 on December 15, 2014, and incorporated by reference herein.

(26) Filed with Post-Effective Amendment No. 270 on March 6, 2015, and incorporated by reference herein.

(27) Filed with Post-Effective Amendment No. 273 on May 26, 2015, and incorporated by reference herein.

(28) Filed with Amendment No. 370 on June 10, 2015, and incorporated by reference herein.

(29) Filed with Post-Effective Amendment No. 276 on July 28, 2015, and incorporated by reference herein.

(30) Filed with Amendment No. 375 on August 14, 2015, and incorporated by reference herein.

(31) Filed with Amendment No. 378 on September 16, 2015, and incorporated by reference herein.

(32) Filed with Post-Effective Amendment No. 278 on October 1, 2015, and incorporated by reference herein.

(33) Filed with Post-Effective Amendment No. 284 on May 27, 2016, and incorporated by reference herein.

(34) Filed with Amendment No. 389 on July 12, 2016, and incorporated by reference herein.

(35) Filed with Post-Effective Amendment No. 286 on July 27, 2016, and incorporated by reference herein.

(36) Filed with Amendment No. 395 on October 3, 2016, and incorporated by reference herein.

(37) Filed with Amendment No. 399 on March 21, 2017, and incorporated by reference herein.

(38) Filed with Post-Effective Amendment No. 291 on May 25, 2017, and incorporated by reference herein.

(39) Filed with Post-Effective Amendment No. 292 on May 26, 2017, and incorporated by reference herein.

(40) Filed with Post-Effective Amendment No. 295 on July 28, 2017, and incorporated by reference herein.

(41) Filed with Post-Effective Amendment No. 298 on August 25, 2017, and incorporated by reference herein.

(42) Filed with Post-Effective Amendment No. 301 on October 24, 2017, and incorporated by reference herein.

(43) Filed with Post-Effective Amendment No. 307 on January 16, 2018, and incorporated by reference herein.

(44) Filed with Post-Effective Amendment No. 311 on February 23, 2018, and incorporated by reference herein.

(45) Filed with Post-Effective Amendment No. 314 on April 27, 2018, and incorporated by reference herein.

(46) Filed with Post-Effective Amendment No. 318 on July 26, 2018, and incorporated by reference herein.

(47) Filed with Post-Effective Amendment No. 320 on October 19, 2018, and incorporated by reference herein.

(48) Filed with Post-Effective Amendment No. 321 on January 2, 2019, and incorporated by reference herein.

(49) Filed with Post-Effective Amendment No. 323 on May 29, 2019, and incorporated by reference herein.

(50) Filed with Post-Effective Amendment No. 324 on July 29, 2019, and incorporated by reference herein.

(51) Filed with Post-Effective Amendment No. 327 on November 12, 2019, and incorporated by reference herein.

(52) Filed with Post-Effective Amendment No. 332 on May 22, 2020, and incorporated by reference herein.

(53) Filed with Amendment No. 463 on July 1, 2020, and incorporated by reference herein.

(54) Filed with Post-Effective Amendment No. 333 on July 27, 2020, and incorporated by reference herein.

(55) Filed with Post-Effective Amendment No. 336 on August 20, 2020, and incorporated by reference herein.

(56) Filed with Post-Effective Amendment No. 339 on October 21, 2020, and incorporated by reference herein.

(57) Filed with Amendment No. 474 on February 22, 2021, and incorporated by reference herein.

(58) Filed with Post-Effective Amendment No. 340 on May 26, 2021, and incorporated by reference herein.

(59) Filed with Post-Effective Amendment No. 341 on July 29, 2021, and incorporated by reference herein.

(60) Filed with Amendment No. 480 on December 15, 2021, and incorporated by reference herein.

(61) Filed with Amendment No. 481 on February 1, 2022, and incorporated by reference herein.

(62) Filed with Amendment No. 482 on March 31, 2022, and incorporated by reference herein.

(63) Filed with Amendment No. 483 on May 23, 2022, and incorporated by reference herein.

(64) Filed with Post-Effective Amendment No. 342 on May 31, 2022, and incorporated by reference herein.

(65) Filed with Post-Effective Amendment No. 343 on July 27, 2022, and incorporated by reference herein.

(66) Filed with Post-Effective Amendment No. 345 on February 10, 2023, and incorporated by reference herein.

(67) Filed with Post-Effective Amendment No. 348 on March 20, 2023, and incorporated by reference herein.

(68) Filed with Post-Effective Amendment No. 502 on July 28, 2023, and incorporated by reference herein.

(69) Filed with Post-Effective Amendment No. 505 on May 10, 2024, and incorporated by reference herein.

(70) Filed with Post-Effective Amendment No. 507 on July 25, 2024, and incorporated by reference herein.

(71) Filed with Post-Effective Amendment No. 512 on July 28, 2025, and incorporated by reference herein.

Item17.	Undertakings

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of each reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Washington in the District of Columbia, on the 27th day of August, 2025.

PIMCO Funds (Registrant)

By:

Joshua D. Ratner*, President

*By:	/s/ ADAM T. TEUFEL Adam T. Teufel as attorney-in-fact

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	August 27, 2025

Kimberley G. Korinke*

	Trustee	August 27, 2025

Michael J. Berchtold*

	Trustee	August 27, 2025

Jennifer H. Dunbar*

	Trustee	August 27, 2025

Kym M. Hubbard*

	Trustee	August 27, 2025

Gary F. Kennedy*

	Trustee	August 27, 2025

Anne K. Kratky*

	Trustee	August 27, 2025

Peter B. McCarthy*

	Trustee	August 27, 2025

Steven Lipiner*

	Trustee	August 27, 2025

Ronald C. Parker*

	Trustee	August 27, 2025

Peter G. Strelow*

	President	August 27, 2025

(Principal Executive Officer)

Joshua D. Ratner*

	Treasurer	August 27, 2025

(Principal Financial and Accounting Officer

Bijal Y. Parikh*

*By: /s/ ADAM T. TEUFEL

   Adam T. Teufel

   as attorney-in-fact

*Pursuant to powers of attorney filed herewith.

EXHIBIT INDEX

11	Opinion of Counsel Regarding Legality of the Securities Being Registered

12	Form of Opinion of Dechert LLP with respect to tax matters

14(a)	Consent of Independent Registered Public Accounting Firm

14(b)	Consent of Dechert LLP

14(c)	Certified Officer’s Certificate pursuant to Rule 483(b)

16	Powers of Attorney